DoubleLine Core Fixed Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 3.7%
	Aaset Trust
2,747,329	Series 2021-2A-B	3.54%	(a)	01/15/2047	2,306,822
	Carbon Level Mitigation Trust
19,404,640	Series 2021-5-CERT	0.61%	(a)	10/13/2051	11,919,339
	Castlelake Aircraft Securitization Trust
4,973,295	Series 2021-1A-A	3.47%	(a)	01/15/2046	4,569,449
	Compass Datacenters LLC
7,000,000	Series 2024-1A-A1	5.25%	(a)	02/25/2049	6,906,953
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48%	(a)	04/15/2049	2,707,044
	Exeter Automobile Receivables Trust
4,432,349	Series 2021-1A-D	1.08%		11/16/2026	4,342,651
8,500,000	Series 2021-1A-E	2.21%	(a)	02/15/2028	8,134,333
	FWEA
6,000,000	Series 2024-1 A	7.15%	(b)	08/25/2044	6,045,000
	Hardee’s Funding
3,491,250	Series 2024-1A-A2	7.25%	(a)	03/20/2054	3,516,032
	Helios Issuer LLC
4,040,185	Series 2018-1A-A	4.87%	(a)	07/20/2048	3,501,590
4,779,938	Series 2020-1A-A	3.35%	(a)	02/01/2055	4,104,936
	HERO Funding Trust
1,200,656	Series 2016-1A-A	4.05%	(a)	09/20/2041	1,118,782
	Horizon Aircraft Finance Ltd.
1,596,051	Series 2019-2-A	3.43%	(a)	11/15/2039	1,389,853
	ITE Rail Fund LP
12,373,588	Series 2021-1A-A	2.25%	(a)	02/28/2051	11,068,954
	Lendingpoint Asset Securitization Trust
3,065,602	Series 2021-A-C	2.75%	(a)	12/15/2028	3,032,413
	MACH 1 Cayman Ltd.
9,191,327	Series 2019-1-A	3.47%	(a)	10/15/2039	8,390,955
	Mosaic Solar Loans LLC
856,235	Series 2018-1A-A	4.01%	(a)	06/22/2043	789,312
1,174,782	Series 2019-2A-B	3.28%	(a)	09/20/2040	1,039,188
	Navient Student Loan Trust
5,646,940	Series 2018-A-B	3.68%	(a)	02/18/2042	5,388,546
	NBC Funding LLC
3,500,000	Series 2024-1A-A2	6.75%	(a)	07/30/2054	3,554,115
	NP Railcar Holdings LLC
3,229,119	Series 2016-1A-A1	4.16%	(a)	04/20/2046	3,168,480
4,982,952	Series 2019-1A-A2	3.24%	(a)	09/20/2049	4,668,812
	Pagaya AI Debt Selection Trust
2,897,662	Series 2021-2-NOTE	3.00%	(a)	01/25/2029	2,832,897
	Primrose Holdings, Inc.
19,300,000	Series 2019-1A-A2	4.48%	(a)	07/30/2049	18,658,737
	Retained Vantage Data Centers Issuer LLC
6,500,000	Series 2023-1A-A2A	5.00%	(a)	09/15/2048	6,285,299
	Sapphire Aviation Finance Ltd.
2,759,883	Series 2020-1A-A	3.23%	(a)	03/15/2040	2,538,731
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97%	(a)	01/30/2052	4,767,108
	SERVPRO Master Issuer LLC
955,000	Series 2019-1A-A2	3.88%	(a)	10/25/2049	907,919
	Shenton Aircraft Investment Ltd.
932,976	Series 2015-1A-A	4.75%	(a)	10/15/2042	879,643
	SOFI Alternative Trust
2,002,977	Series 2021-1-PT1	9.72%	(a)(c)	05/25/2030	1,980,946
2,554,171	Series 2021-2-A	1.25%	(a)	08/15/2030	2,492,363
75,000	Series 2021-2-R1	0.00%	(a)(b)(d)	08/15/2030	476,426

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Sotheby’s Artfi Master Trust
4,100,000	Series 2024-1A-A1	6.43%	(a)	12/22/2031	4,124,143
	Start Ltd./Bermuda
1,661,267	Series 2019-1-A	4.09%	(a)	03/15/2044	1,564,900
	Start/Bermuda
2,147,276	Series 2018-1-A	4.09%	(a)	05/15/2043	2,041,810
	Subway Funding LLC
4,500,000	Series 2024-1A-A23	6.51%	(a)	07/30/2054	4,597,110
	Sunrun, Inc.
4,327,575	Series 2019-2-A	3.61%	(a)	02/01/2055	3,953,555
10,147,942	Series 2020-1A-A	2.21%	(a)	07/31/2051	8,721,945
	Switch ABS Issuer LLC
6,000,000	Series 2024-2A-A2	5.44%	(a)	06/25/2054	5,829,606
	Upgrade Master Pass-Thru Trust
382,594	Series 2021-PT3-A	14.66%	(a)(c)	07/15/2027	344,331
1,866,281	Series 2021-PT4-A	11.21%	(a)(c)	08/15/2027	1,653,999
	Upstart Pass-Through Trust Series
991,497	Series 2021-ST2-A	2.50%	(a)	04/20/2027	979,749
	Upstart Securitization Trust
25,426	Series 2020-2-A	2.31%	(a)	11/20/2030	25,359
13,036,812	Series 2021-2-C	3.61%	(a)	06/20/2031	12,802,745
5,716,787	Series 2021-3-C	3.28%	(a)	07/20/2031	5,519,823
6,133,387	Series 2021-4-B	1.84%	(a)	09/20/2031	6,061,770
15,550,000	Series 2021-4-C	3.19%	(a)	09/20/2031	14,657,675
7,244,137	Series 2023-3-A	6.90%	(a)	10/20/2033	7,311,195
	USASF Receivables LLC
2,845,428	Series 2021-1A-C	2.20%	(a)	05/15/2026	2,637,666
	Vantage Data Centers Holding LLC
8,000,000	Series 2020-2A-A2	1.99%	(a)	09/15/2045	7,112,015
	WAVE USA
8,934,156	Series 2019-1-A	3.60%	(a)	09/15/2044	7,687,958
	Total Asset Backed Obligations (Cost $258,310,800)				241,110,982
BANK LOANS - 3.4%
	1011778 BC ULC
500,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		09/23/2030	499,368
	AAdvantage Loyalty IP Ltd.
1,052,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.36%		04/20/2028	1,088,163
	ABG Intermediate Holdings 2 LLC
300,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	8.08%		12/21/2028	300,657
	Access CIG LLC
1,379,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.34%		08/18/2028	1,390,143
	Acrisure LLC
1,540,804	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		11/06/2030	1,540,812
	Acuris Finance US, Inc.
1,052,083	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		02/16/2028	1,053,615
	ADMI Corp.
549,351	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.21%		12/23/2027	539,397
741,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	11.09%		12/23/2027	747,450
	AI Aqua Merger Sub, Inc.
1,535,320	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.10%		07/31/2028	1,539,788
	Air Canada
433,913	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%		03/21/2031	435,065
	AlixPartners LLP

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,401,074	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	8.19%	02/04/2028	1,403,700
	Alliant Holdings Intermediate LLC
1,120,636	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	11/06/2030	1,124,659
	Allied Universal Holdco LLC
1,767,633	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%	05/15/2028	1,762,834
	Allspring Buyer LLC
1,427,840	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	11/01/2028	1,426,562
	Alterra Mountain Co.
1,129,365	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	08/17/2028	1,134,543
525,887	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/31/2030	529,421
	Altice France SA/France
987,107	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.83%	08/31/2028	727,992
	American Airlines, Inc.
1,208,699	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	06/04/2029	1,208,246
	AmWINS Group, Inc.
219,432	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	7.70%	02/22/2028	219,517
	APi Group DE, Inc.
81,562	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%	01/03/2029	81,620
	Apple Bidco LLC
926,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.21%	09/25/2028	927,903
	Applied Systems, Inc.
450,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	02/24/2031	453,861
330,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	10.60%	02/23/2032	342,134
	Apro LLC
835,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	06/26/2031	836,044
	APX Group, Inc.
3,674	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	8.08%	07/10/2028	3,684
1,134,326	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	07/10/2028	1,137,160
	Ardonagh Group Finco Pty Ltd.
1,130,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.09%	02/28/2031	1,124,350
	Artera Services LLC
912,713	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	02/10/2031	918,659
	Ascend Learning LLC
578,359	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%	12/11/2028	578,512
597,119	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%	12/11/2028	597,278
356,328	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	11.18%	12/10/2029	350,626
	ASP LS Acquisition Corp.
249,858	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.75% Floor)	9.83%	05/08/2028	213,595
	AssuredPartners, Inc.
1,341,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	02/14/2031	1,346,669
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	14.22%	10/25/2029	184,351
	Asurion LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,005,043	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.71%	12/23/2026	998,063
554,271	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%	07/30/2027	545,699
295,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.69%	02/03/2028	275,641
123,772	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	08/21/2028	123,012
485,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.70%	01/22/2029	448,814
	AthenaHealth Group, Inc.
1,544,207	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	02/15/2029	1,541,072
	Aveanna Healthcare LLC
747,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%	07/17/2028	717,676
385,415	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.43%	12/10/2029	356,027
	Aventiv Technologies LLC
273,914	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	224,838
2,815	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	2,311
15,790	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.50%, 0.00% Floor)	12.95%	07/31/2025	16,185
	Bally’s Corp.
851,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.84%	10/02/2028	810,444
	Bausch + Lomb Corp.
1,565,470	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	05/10/2027	1,550,794
555,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.44%	09/29/2028	555,455
	BCP Renaissance Parent LLC
1,009,416	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	8.58%	10/31/2028	1,013,045
	BCPE Empire Holdings, Inc.
2,240,745	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%	12/26/2028	2,243,972
	Boost Newco Borrower LLC
1,285,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%	01/31/2031	1,288,392
	Boxer Parent Co., Inc.
1,757,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.59%	12/29/2028	1,763,690
	Brand Industrial Services, Inc.
909,520	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.83%	08/01/2030	913,562
	Brazos Delaware II LLC
114,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	02/11/2030	115,315
	BroadStreet Partners, Inc.
620,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	06/16/2031	619,070
	Brown Group Holding LLC
1,178,122	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.18%	06/07/2028	1,178,935
	Buckeye Partners LP
413,584	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	11/02/2026	414,469
	Caesars Entertainment, Inc.
312,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	02/06/2030	313,285
	Camelot US Acquisition LLC
229,193	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	229,881

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
983,238	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		01/31/2031	986,188
19,481	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		01/31/2031	19,540
	Carnival Corp.
232,728	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%		08/09/2027	234,184
1,364,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%		10/18/2028	1,370,123
	Castle US Holding Corp.
331,640	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.21%		01/29/2027	207,897
	Castlelake Aviation One DAC
662	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	7.85%	(e)	10/22/2026	664
1,266,995	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.85%		10/22/2026	1,270,644
	Catalent Pharma Solutions, Inc.
2,581,330	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.44%		02/22/2028	2,583,266
	Cedar Fair LP
355,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		05/01/2031	354,835
	Cengage Learning, Inc.
543,638	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.60%		03/24/2031	545,847
	Central Parent, Inc.
2,693,363	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%		07/06/2029	2,662,226
	Chariot Buyer LLC
438,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	9.09%		11/03/2028	440,682
	Charter Next Generation, Inc.
566,856	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		12/01/2027	568,500
	CHG PPC Parent LLC
1,146,831	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%		12/08/2028	1,150,421
	Clarios Global LP
1,536,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%		05/06/2030	1,541,673
	ClubCorp Holdings, Inc.
786,604	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	791,716
32,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	32,289
	Clydesdale Acquisition Holdings, Inc.
1,025,916	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.68%, 0.50% Floor)	9.19%		04/13/2029	1,029,440
	CMG Media Corp.
282,497	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.90%		12/17/2026	225,232
	CNT Holdings I Corp.
174,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		11/08/2027	174,754
	Coherent Corp.
171,329	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%		07/02/2029	171,672
	Columbus McKinnon Corp./NY
117,281	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.96%		05/15/2028	118,234
	CommScope, Inc.
256,276	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%		04/06/2026	231,838
	Compass Power Generation LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,212,655	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 1.00% Floor)	9.70%		04/16/2029	1,223,835
	Concentra Health Services, Inc.
490,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.59%		06/26/2031	492,450
	Connect Finco SARL
232,577	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		12/11/2026	230,252
	Conservice Midco LLC
986,729	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.34%		05/13/2027	989,043
	Constant Contact, Inc.
968,921	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.33%		02/10/2028	955,802
	CoreLogic, Inc.
345,386	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%		06/02/2028	340,822
	Cornerstone Building Brands, Inc.
557,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%		04/12/2028	545,592
125,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.93%		05/15/2031	124,479
	Cornerstone OnDemand, Inc.
710,522	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.19%		10/16/2028	672,626
	Cotiviti, Inc.
1,127,175	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		04/30/2031	1,124,357
	CPI Holdco B LLC
330,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/19/2031	330,053
	CQP Holdco (Blackstone) T/L
972,987	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%		12/31/2030	974,461
	Crosby US Acquisition Corp.
308,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		08/16/2029	310,538
	Cross Financial Corp.
720,235	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%		09/15/2027	723,836
	CSC Holdings LLC
967,422	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.93%	(e)	04/15/2027	806,438
	Curium Bidco Sarl
494,084	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	496,865
326,317	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	328,154
144,991	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	145,808
	Cyxtera DC Holdings, Inc.
448,915	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%	(f)	05/01/2026	8,978
	Dcert Buyer, Inc.
977,056	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.33%		10/16/2026	954,462
254,379	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.34%		02/16/2029	228,305
	Deerfield Dakota Holding LLC
1,411,814	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.04%		04/09/2027	1,412,858
	Dexko Global, Inc.
470,826	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%		10/04/2028	468,890
	DG Investment Intermediate Holdings 2, Inc.
1,235,078	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/31/2028	1,235,338

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
250,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	12.21%	03/29/2029	245,743
	Directv Financing LLC
548,821	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	10.44%	08/02/2027	550,605
	Dun & Bradstreet Corp.
773,088	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/18/2029	774,537
	Dynasty Acquisition Co., Inc.
1,140,205	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	1,145,644
	EAB Global, Inc.
1,015,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.58%	08/16/2028	1,015,254
	Echo Global Logistics, Inc.
516,940	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.94%	11/24/2028	512,013
	Ecovyst Catalyst Technologies LLC
654,429	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	06/12/2031	655,070
252,422	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	06/12/2031	252,670
	Edelman Financial Engines Center LLC
1,909,786	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	04/07/2028	1,914,713
465,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%)	10.59%	10/31/2028	466,744
	EG America LLC
718,409	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.94%	02/07/2028	710,927
	Eisner Advisory Group LLC
781,075	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%	02/28/2031	789,702
	Element Materials Technology Group US Holdings, Inc.
539,158	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%	06/25/2029	541,967
248,842	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%	06/25/2029	250,139
	Ellucian Holdings, Inc.
1,534,243	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	10/29/2029	1,543,035
	Emrld Borrower LP
565,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	06/18/2031	565,706
	Epicor Software Corp.
344,572	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	05/30/2031	346,438
	Everi Holdings, Inc.
469,238	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.94%	08/03/2028	471,028
	Fertitta Entertainment LLC/NV
2,323,242	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.33%	01/29/2029	2,328,608
	FinThrive Software Intermediate Holdings, Inc.
426,730	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	12/18/2028	349,385
	First Advantage Holdings LLC
1,127,777	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.69%	01/29/2027	1,129,417
	Flutter Financing BV
313,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	11/29/2030	313,981
	Focus Financial Partners LLC
1,875,053	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	06/30/2028	1,875,325
	Foresight Energy LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
482,011	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	13.33%	(b)	06/30/2027	482,011
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%		07/01/2030	59,869
	Freeport LNG Investments LLLP
703,369	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%		12/21/2028	703,464
	Frontier Communications Holdings LLC
940,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.83%		07/01/2031	940,000
	Gainwell Acquisition Corp.
1,907,042	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.40%		10/01/2027	1,851,414
	Garda World Security Corp.
1,547,487	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		02/01/2029	1,559,094
	Gates Global LLC
329,138	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.58%		11/16/2029	330,107
	GIP II Blue Holding LP
485,131	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%		09/29/2028	490,761
	GIP Pilot Acquisition Partners LP
463,838	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%		10/04/2030	464,997
	Gogo Intermediate Holdings LLC
1,167,295	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		04/28/2028	1,165,509
	Graham Packaging Co., Inc.
1,271,766	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	8.46%		08/04/2027	1,275,194
	Grant Thornton LLP/Chicago
680,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		05/30/2031	682,798
	Great Outdoors Group LLC
1,276,709	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/06/2028	1,277,246
	Greystone Select Financial LLC
374,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.33%		06/19/2028	373,464
	Grifols Worldwide Operations USA, Inc.
831,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.47%		11/15/2027	819,126
	GTCR Everest Borrower LLC
400,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%		06/03/2031	400,750
	Hamilton Projects Acquiror LLC
230,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%		05/30/2031	231,766
	Harbor Freight Tools USA, Inc.
605,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.83%		06/11/2031	604,005
	Helios Software Holdings, Inc.
914,194	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.10%		07/15/2030	917,787
	Hexion Holdings Corp.
1,191,893	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.95%		03/15/2029	1,189,443
	H-Food Holdings LLC
302,085	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.03%		05/30/2025	222,316
	Hightower Holding LLC
1,429,112	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%		04/21/2028	1,434,250
	Hilton Domestic Operating Co., Inc.
55,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/08/2030	55,118

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Hilton Grand Vacations Borrower LLC
618,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.20%		01/17/2031	619,223
	HomeServe USA Corp.
468,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%		10/21/2030	470,536
	Hunter Douglas, Inc.
860,517	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		02/26/2029	856,063
315,971	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		02/26/2029	314,336
	INEOS US Finance LLC
975,000	Senior Secured Term Loan	8.59%	(g)	02/19/2030	970,613
1,156,014	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.93%		02/19/2030	1,150,812
300,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%		01/31/2031	301,125
	INEOS US Petrochem LLC
1,206,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		03/29/2029	1,206,220
	Informatica LLC
1,027,372	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		10/30/2028	1,031,867
	ION Trading Technologies Sarl
355,612	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		04/03/2028	355,685
	Iron Mountain, Inc.
1,179,075	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%		01/31/2031	1,175,632
	Ivanti Software, Inc.
370,895	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.60%		12/01/2027	295,936
	Kenan Advantage Group, Inc.
832,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%		01/25/2029	838,118
	Kloeckner Pentaplast of America, Inc.
363,123	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.97%		02/09/2026	340,428
	Kronos Acquisition Holdings, Inc.
652,964	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%		12/22/2026	653,209
278,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%		12/22/2026	278,468
365,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%		06/27/2031	363,175
	Lasership, Inc.
240,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.81%		05/07/2029	175,300
	LBM Acquisition LLC
1,048,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%		06/06/2031	1,032,602
	LC Ahab US Bidco LLC
805,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%		05/01/2031	807,520
	Level 3 Financing T/L B1
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%		04/16/2029	179,545
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%		04/15/2030	178,556
	LifePoint Health, Inc.
1,521,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%		11/16/2028	1,531,364
170,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%)	9.33%		05/14/2031	170,452
	Lummus Technology Holdings V LLC
760,073	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%		12/31/2029	763,873

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Madison IAQ LLC
1,438,460	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	06/21/2028	1,441,575
	Maravai Intermediate Holdings LLC
645,605	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	8.33%	10/19/2027	639,149
	Mavis Tire Express Services Topco Corp.
1,086,312	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.08%	05/04/2028	1,090,081
	McAfee T/L B
1,096,642	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/01/2029	1,096,899
	Medline Borrower LP
310,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	10/23/2028	310,388
1,157,817	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	10/23/2028	1,161,435
	Michaels Cos., Inc.
495,832	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.58%	04/17/2028	446,925
	Mileage Plus Holdings LLC
651,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%	06/21/2027	665,055
	Mirion Technologies US, Inc.
600,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.60%	10/20/2028	601,596
	Mister Car Wash Holdings, Inc.
220,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%	03/27/2031	220,923
	Mitchell International, Inc.
2,255,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	06/17/2031	2,238,628
500,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	499,690
	MIWD Holdco II LLC
220,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	03/28/2031	221,605
	Modena Buyer LLC
695,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	679,255
	Monogram Food Solutions LLC
1,031,772	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.46%	08/28/2028	1,034,352
	Motion Finco Sarl
1,391,513	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	11/30/2029	1,393,600
	Natgasoline LLC
772,896	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	11/14/2025	770,480
	NEP Group, Inc.
918,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	873,802
21,335	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	20,285
	Newfold Digital Holdings Group, Inc.
736,752	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.73%	02/10/2028	686,100
	Nouryon USA LLC
753,226	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	756,145
195,519	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	196,277
	NRG Energy, Inc.
578,550	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	04/16/2031	579,346
	Olympus Water US Holding Corp.
960,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%	06/23/2031	963,000
	OneDigital Borrower LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,560,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.75%	11/16/2027	1,558,324
1,580,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	06/13/2031	1,578,034
520,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%	06/14/2032	518,700
	Ontario Gaming GTA LP
1,265,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.58%	08/01/2030	1,272,900
	Option Care Health, Inc.
134,655	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	10/27/2028	135,721
	Organon & Co.
482,653	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.84%	05/17/2031	483,558
	Oryx Midstream Services Permian Basin LLC
1,018,990	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%	10/05/2028	1,020,901
	Ovg Business Services LLC
750,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.35%	06/25/2031	749,535
	Pacific Dental Services, Inc.
877,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	03/17/2031	880,635
	Packaging Coordinators Midco, Inc.
1,390,436	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	8.59%	11/30/2027	1,396,811
	Packers Holdings LLC
424,779	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.68%	03/09/2028	238,195
	Pactiv Evergreen Group Holdings, Inc.
168,865	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	169,259
146,839	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	147,182
660,776	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	662,319
	Par Petroleum LLC
271,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	02/28/2030	273,005
	PCI Gaming Authority
375,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.34%	06/06/2031	374,813
	PECF USS Intermediate Holding III Corp.
319,559	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.69%	12/15/2028	213,927
	Peraton Corp.
924,910	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.18%	02/01/2028	926,135
	Perrigo Investments LLC
965,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	04/20/2029	964,660
	PetSmart LLC
2,395,002	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.18%	02/14/2028	2,391,002
	PG&E Corp.
290,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.94%	06/23/2027	291,540
	Phoenix Newco, Inc.
1,382,926	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	11/15/2028	1,387,462
	Playa Resorts Holding BV
1,267,358	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	01/05/2029	1,269,658
	PointClickCare Technologies, Inc.
572,300	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	8.35%	12/29/2027	575,877
	Polar US Borrower LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
204,661	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	163,729
174,912	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	139,930
	Polaris Newco LLC
566,664	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	06/05/2028	567,115
	Pregis TopCo LLC
1,384,887	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.08%	07/31/2026	1,387,913
	Pretium PKG Holdings, Inc.
551,832	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor) 1.40% PIK	9.93%	10/02/2028	480,646
7,315	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor) 1.40% PIK	9.93%	10/02/2028	6,372
302,386	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.50% PIK	10.33%	10/02/2028	311,760
4,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.50% PIK	10.33%	10/02/2028	4,610
275,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.05%	10/01/2029	161,601
	Proofpoint, Inc.
1,423,582	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.34%	08/31/2028	1,426,522
	Quikrete Holdings, Inc.
589,629	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	03/19/2029	590,700
174,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	04/14/2031	175,153
	Radiology Partners T/L
934,439	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	888,651
13,180	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor) 1.50% PIK	9.09%	01/31/2029	12,534
	Radnet Management, Inc.
315,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%	04/10/2031	315,591
	Resideo Funding, Inc.
765,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	7.33%	06/13/2031	765,004
	Restaurant Technologies, Inc.
1,175,382	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	1,145,686
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	108,757
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	108,757
	RH
511,119	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.95%	10/20/2028	492,727
	Sedgwick Claims Management Services, Inc.
1,320,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.34%	06/30/2031	1,316,700
	SkyMiles IP Ltd.
388,494	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.10%	10/20/2027	398,360
	SMG US Midco 2, Inc.
1,009,755	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	01/23/2025	1,010,265
368,702	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	01/23/2025	368,888
	Sotera Health Holdings LLC
2,280,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%)	8.59%	05/30/2031	2,279,054
	Southern Veterinary Partners LLC
1,795,241	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	10/05/2027	1,801,228

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Spin Holdco, Inc.
409,421	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.34%	03/06/2028	350,822
	Standard Aero Ltd.
439,520	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	441,616
	Starwood Property Mortgage LLC
376,132	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.69%	07/27/2026	378,013
	Station Casinos LLC
369,075	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	03/14/2031	369,356
	StubHub Holdco Sub LLC
892,472	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	03/15/2030	893,869
	SWF Holdings I Corp.
526,641	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	10/06/2028	452,256
	Tamko Building Products LLC
526,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.84%	09/20/2030	526,683
	Team Health Holdings, Inc.
331,201	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.58%	03/02/2027	309,507
	Tecta America Corp.
805,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	04/10/2028	809,713
	Telesat LLC
193,821	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%	12/07/2026	91,520
	Tempo Acquisition LLC
843,237	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.58%	08/31/2028	846,024
	Tiger Acquisition LLC
719,427	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	06/01/2028	714,650
	Titan Acquisition Ltd./Canada
1,170,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	02/15/2029	1,174,148
	TK Elevator US Newco, Inc.
995,369	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	04/30/2030	1,001,745
571,766	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	04/30/2030	575,428
	Trans Union LLC
425,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%)	7.09%	06/24/2031	424,788
	TransDigm, Inc.
2,000,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	7.83%	02/28/2031	2,006,677
	Travelport Finance Luxembourg Sarl
460,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	419,505
139,991	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	127,487
	Traverse Midstream Partners LLC
277,654	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	02/16/2028	279,130
	TricorBraun Holdings, Inc.
1,133,053	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	03/03/2028	1,132,702
	Trident TPI Holdings, Inc.
1,044,943	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	09/18/2028	1,020,700
	Triton Water Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,568,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/31/2028	1,571,178
	UFC Holdings LLC
926,764	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.75% Floor)	8.46%	04/29/2026	929,925
	UKG, Inc.
2,165,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.83%	02/10/2031	2,175,640
	Ultra Clean Holdings, Inc.
569,126	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	02/25/2028	571,735
	United Airlines, Inc.
1,127,175	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	02/24/2031	1,131,402
	United Natural Foods, Inc.
465,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/01/2031	467,132
	United Talent Agency LLC
344,138	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%	07/07/2028	346,288
	Univision Communications, Inc.
748,392	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.57%	06/25/2029	749,327
	Upbound Group, Inc.
662,297	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	02/17/2028	665,473
	Vantage Specialty Chemicals, Inc.
128,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	10.08%	10/26/2026	126,770
	Vestis Corp.
374,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.70%	02/24/2031	372,738
	Viad Corp.
731,899	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.59%	07/31/2028	734,647
	Virgin Media Bristol LLC
1,485,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.68%	03/31/2031	1,405,708
	Vistra Operations Co. LLC
253,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%	12/20/2030	254,215
	Vistra Zero Operating Co. LLC
399,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	04/30/2031	401,344
	VT Topco, Inc.
398,003	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	08/12/2030	400,341
	Walker & Dunlop, Inc.
614,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.68%	12/18/2028	614,250
	Wand NewCo 3, Inc.
445,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%	01/30/2031	448,455
	WaterBridge Midstream Operating LLC
285,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%	06/27/2029	283,575
	WaterBridge NDB Operating LLC
430,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	05/10/2029	432,868
	WestJet Airlines Ltd.
89,259	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 1.00% Floor)	8.43%	12/11/2026	89,632
	WestJet Loyalty LP
1,375,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%	02/14/2031	1,382,905
	Whatabrands LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,442,430	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%		08/03/2028	1,444,419
	White Cap Buyer LLC
225,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		10/19/2029	225,640
	WhiteWater DBR HoldCo LLC
445,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%		03/03/2031	446,462
	WWEX Uni Topco Holdings LLC
464,709	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%		07/26/2028	466,638
	Zayo Group Holdings, Inc.
662,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%		03/09/2027	578,274
	Ziggo Financing Partnership
850,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.94%		04/28/2028	823,497
	Total Bank Loans (Cost $219,488,986)				218,585,744
COLLATERALIZED LOAN OBLIGATIONS - 3.4%
	Aimco CDO
1,000,000	Series 2018-AA-D (3 mo. Term SOFR + 2.81%, 0.00% Floor)	8.13%	(a)	04/17/2031	1,002,272
	Anchorage Capital CLO Ltd.
5,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	10/15/2034	5,005,835
	Apidos CLO
1,000,000	Series 2013-12A-DR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.19%	(a)	04/15/2031	1,002,774
	Babson CLO Ltd./Cayman Islands
2,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.19%	(a)	04/15/2031	1,993,245
	Bain Capital Credit CLO
500,000	Series 2017-2A-DR2 (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	07/25/2034	500,380
	Blackstone, Inc.
3,250,000	Series 2018-1A-D (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.18%	(a)	04/17/2030	3,253,342
	BlueMountain CLO Ltd.
4,000,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.19%	(a)	04/20/2031	3,942,572
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.68%	(a)	11/15/2030	1,974,992
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	10/20/2030	2,358,138
	Buckhorn Park CLO Ltd.
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	07/18/2034	1,005,671
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/15/2030	2,506,124
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.34%	(a)	01/30/2031	2,702,682
3,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.06%, 0.00% Floor)	8.39%	(a)	07/15/2031	3,009,793
2,500,000	Series 2021-1A-D (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	04/15/2034	2,509,801
	Canyon CLO
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	07/15/2034	1,003,992
	Carlyle Global Market Strategies
5,000,000	Series 2016-3A-DRR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/20/2034	5,031,682
9,000,000	Series 2021-9A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.79%	(a)	10/20/2034	9,056,419
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	8.21%	(a)	01/20/2035	6,023,293
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	9.01%	(a)	01/20/2035	5,013,505
	Cent CLO
9,500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	9.42%	(a)	01/25/2035	9,330,966
	Dryden Senior Loan Fund
3,000,000	Series 2015-40A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.68%	(a)	08/15/2031	3,006,855
2,200,000	Series 2016-43A-DR3 (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	04/20/2034	2,165,991
2,000,000	Series 2018-57A-D (3 mo. Term SOFR + 2.81%, 2.55% Floor)	8.13%	(a)	05/15/2031	1,980,351
	Gilbert Park CLO

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.66%, 0.00% Floor)	11.99%	(a)	10/15/2030	3,993,773
	ING Investment Management CLO Ltd.
3,000,000	Series 2014-1A-CR2 (3 mo. Term SOFR + 3.06%, 0.00% Floor)	8.39%	(a)	04/18/2031	3,009,942
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	9.04%	(a)	07/20/2030	1,984,631
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	8.54%	(a)	10/20/2030	3,182,555
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	04/20/2031	3,933,262
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	8.34%	(a)	07/20/2031	3,920,260
	Magnetite CLO Ltd.
2,000,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	01/25/2035	2,010,811
	Neuberger Berman CLO Ltd.
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	8.29%	(a)	01/20/2032	2,006,268
	Octagon Investment Partners Ltd.
5,600,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.49%	(a)	07/15/2029	5,625,028
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.58%	(a)	07/17/2030	1,986,014
2,000,000	Series 2013-1A-DR2 (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.09%	(a)	01/25/2031	1,990,422
2,250,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.33%	(a)	02/14/2031	2,256,403
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.54%	(a)	07/15/2030	9,931,740
5,460,000	Series 2017-1A-CR (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.89%	(a)	03/17/2030	5,449,365
1,760,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.79%	(a)(b)	03/17/2030	1,683,763
1,500,000	Series 2018-18A-C (3 mo. Term SOFR + 2.96%, 0.00% Floor)	8.29%	(a)	04/16/2031	1,491,375
2,500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.44%	(a)	07/25/2030	2,485,213
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.94%	(a)	01/20/2035	3,385,040
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	11.04%	(a)	01/22/2030	2,447,683
	Race Point CLO Ltd.
5,000,000	Series 2013-8A-DR2 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.09%	(a)	02/20/2030	5,014,929
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	7.54%	(a)	07/26/2031	1,001,966
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/15/2034	6,882,521
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.09%	(a)	10/25/2034	6,829,768
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.94%	(a)	07/20/2034	1,963,375
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	9.24%	(a)	01/25/2032	3,977,695
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	10/25/2034	1,203,115
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.99%	(a)	10/25/2034	976,752
	Stewart Park CLO
10,000,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.19%	(a)	01/15/2030	9,945,555
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	10/15/2031	2,997,008
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	9.37%	(a)	01/18/2035	10,052,439
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	04/20/2031	1,003,167
	Voya CLO Ltd.
3,000,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.74%	(a)	04/20/2034	2,954,741
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.34%	(a)	07/15/2031	3,974,260
	Wellfleet CLO Ltd.
4,978,082	Series 2019-XA-A1R (3 mo. Term SOFR + 1.43%, 0.00% Floor)	6.76%	(a)	07/20/2032	4,990,559
	Wind River CLO Ltd.
2,250,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	07/18/2031	2,210,634
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)(b)	01/15/2031	819,284
4,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	10/22/2031	3,926,627

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	9.31%	(a)	04/18/2036	2,980,012
4,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	9.44%	(a)	04/15/2035	3,936,785
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	07/15/2030	4,011,352
2,500,000	Series 2018-2A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/15/2030	2,461,991
	Total Collateralized Loan Obligations (Cost $223,303,602)				222,268,758
FOREIGN CORPORATE BONDS - 6.2%
263,000	1375209 BC Ltd.	9.00%	(a)	01/30/2028	253,225
1,600,005	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	1,553,651
1,700,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,461,751
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	245,544
2,752,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,306,273
1,290,000	Adani International Container Terminal Pvt Ltd.	3.00%	(a)	02/16/2031	1,081,065
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	926,453
1,614,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	1,501,423
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,523,381
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	558,956
2,000,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,896,774
1,351,450	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,122,999
1,400,000	Adaro Indonesia PT	4.25%		10/31/2024	1,389,073
3,492,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%		01/19/2029	3,459,477
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%	(a)	06/30/2034	202,740
2,600,000	AES Espana BV	5.70%	(a)	05/04/2028	2,475,619
2,000,000	Agrosuper SA	4.60%		01/20/2032	1,754,076
958,331	AI Candelaria Spain SA	7.50%		12/15/2028	942,031
1,650,000	AI Candelaria Spain SA	5.75%		06/15/2033	1,336,129
3,200,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	2,591,280
6,342,000	AIB Group PLC (SOFR + 1.91%)	5.87%	(a)	03/28/2035	6,303,222
800,000	Altice Financing SA	5.00%	(a)	01/15/2028	609,308
805,000	Altice France Holding SA	6.00%	(a)	02/15/2028	262,579
1,660,000	Altice France SA	5.50%	(a)	10/15/2029	1,096,376
200,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	174,698
2,623,000	ArcelorMittal SA	6.00%		06/17/2034	2,622,507
340,000	ARD Finance SA 7.25% PIK	6.50%	(a)	06/30/2027	86,533
1,305,000	Ardonagh Finco Ltd.	7.75%	(a)	02/15/2031	1,291,153
6,091,000	Australia & New Zealand Banking Group Ltd. (5 yr. CMT Rate + 1.70%)	2.57%	(a)	11/25/2035	5,004,361
1,093,425	Avation Capital SA 9.00% PIK	8.25%	(a)	10/31/2026	995,793
4,473,000	Avolon Holdings Funding Ltd.	5.75%	(a)	03/01/2029	4,449,516
5,525,000	Avolon Holdings Funding Ltd.	5.75%	(a)	11/15/2029	5,493,404
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%	(a)(h)	04/22/2031	1,776,000
500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	(a)	07/01/2030	482,061
3,240,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	3,123,753
2,600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	2,420,175
500,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%	(a)(h)	05/02/2029	516,820
1,400,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	1,328,262
2,050,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,984,585
4,555,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	4,426,696
3,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%	(h)	01/10/2028	3,644,790

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,521,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%	(a)(h)	06/27/2029	2,448,643
300,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%	(h)	06/27/2029	291,389
4,400,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	4,253,150
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	919,787
7,403,000	Bank of Montreal (5 yr. Swap Rate USD + 1.43%)	3.80%		12/15/2032	6,959,245
4,439,000	BAT Capital Corp.	4.54%		08/15/2047	3,421,341
3,800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	3,465,835
2,200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	2,041,192
1,040,000	Bombardier, Inc.	8.75%	(a)	11/15/2030	1,125,314
255,000	Bombardier, Inc.	7.00%	(a)	06/01/2032	258,861
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,063,040
300,000	Braskem Netherlands Finance BV	7.25%		02/13/2033	283,050
2,500,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	2,504,212
1,400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%	(a)	02/15/2039	1,455,952
4,820,000	CaixaBank SA (SOFR + 2.26%)	6.04%	(a)	06/15/2035	4,833,454
2,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,482,975
2,900,000	CAP SA	3.90%		04/27/2031	2,322,545
2,100,000	CAP SA	3.90%	(a)	04/27/2031	1,681,843
4,007,000	CCL Industries, Inc.	3.05%	(a)	06/01/2030	3,549,691
5,000,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%	(h)	06/08/2026	4,809,353
4,951,411	Chile Electricity PEC SpA	0.00%	(a)	01/25/2028	3,973,507
3,400,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	3,289,477
624,800	Cometa Energia SAB de CV	6.38%		04/24/2035	606,945
200,000	Comision Federal de Electricidad	4.75%		02/23/2027	194,600
4,356,000	Commonwealth Bank of Australia	4.32%	(a)	01/10/2048	3,567,813
2,881,000	Cosan Overseas Ltd.	8.25%	(h)	08/05/2024	2,931,101
5,010,000	Credit Agricole SA (SOFR + 1.69%)	5.34%	(a)	01/10/2030	4,957,927
5,400,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%	(f)(h)	11/29/2027	14,040
2,200,000	CSN Resources SA	5.88%		04/08/2032	1,832,554
3,000,000	CT Trust	5.13%		02/03/2032	2,645,421
2,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	2,537,661
15,748	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	15,646
49,400	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	49,079
1,788,649	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	42,360
710,927	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	144,475
400,000	eG Global Finance PLC	12.00%	(a)	11/30/2028	426,271
200,000	Electricidad Firme de Mexico Holdings SAB de CV	4.90%		11/20/2026	187,824
4,846,000	Element Fleet Management Corp.	6.32%	(a)	12/04/2028	5,011,725
1,642,320	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,601,062
5,000,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,314,375
2,000,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,655,522
1,977,000	Enel Finance International NV	5.13%	(a)	06/26/2029	1,946,649
1,700,000	Energuate Trust	5.88%		05/03/2027	1,640,594
183,744	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	180,734
773,370	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	761,769
2,800,000	Freeport Indonesia PT	4.76%		04/14/2027	2,756,178
1,000,000	Freeport Indonesia PT	5.32%	(a)	04/14/2032	970,502
2,000,000	Freeport Indonesia PT	5.32%		04/14/2032	1,941,004
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	725,152
2,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	1,926,673

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,031,000	Frigorifico Concepcion SA	7.70%		07/21/2028	702,077
1,295,000	Garda World Security Corp.	4.63%	(a)	02/15/2027	1,239,057
930,000	Garda World Security Corp.	6.00%	(a)	06/01/2029	849,389
1,290,000	GGAM Finance Ltd.	6.88%	(a)	04/15/2029	1,315,800
4,223,000	Glencore Funding LLC	1.63%	(a)	04/27/2026	3,950,127
9,244,000	Glencore Funding LLC	5.37%	(a)	04/04/2029	9,204,077
1,983,292	Global Aircraft Leasing Co. Ltd. 7.25% PIK	6.50%	(a)	09/15/2024	1,911,035
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%	(e)	04/16/2029	1,394,100
4,150,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	3,955,717
1,460,000	Grifols SA	4.75%	(a)	10/15/2028	1,261,344
6,128,310	Guara Norte Sarl	5.20%		06/15/2034	5,652,321
10,805,000	HSBC Holdings PLC (3 mo. Term SOFR + 1.64%)	6.98%		09/12/2026	10,925,685
1,505,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%	(a)	02/15/2029	1,560,330
1,300,000	INEOS Finance PLC	7.50%	(a)	04/15/2029	1,315,029
3,493,000	ING Groep NV (SOFR + 1.44%)	5.34%		03/19/2030	3,480,461
2,986,000	Inkia Energy Ltd.	5.88%		11/09/2027	3,003,170
1,000,000	InRetail Consumer	3.25%		03/22/2028	904,867
1,500,000	InRetail Shopping Malls	5.75%		04/03/2028	1,474,801
575,000	Intelsat Jackson Holdings SA	6.50%	(a)	03/15/2030	536,402
1,500,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	1,400,483
200,000	Intercorp Peru Ltd.	3.88%		08/15/2029	178,370
395,920	Interoceanica IV Finance Ltd. Series 2007	0.00%		11/30/2025	377,609
1,192,690	Invepar Holdings	0.00%	(b)(f)	12/30/2028	–
1,600,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%	(h)	02/27/2025	1,561,987
1,368,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	1,216,350
988,000	JSW Hydro Energy Ltd.	4.13%	(a)	05/18/2031	878,475
300,000	JSW Steel Ltd.	5.05%		04/05/2032	263,954
300,000	Kallpa Generacion SA	4.13%		08/16/2027	286,608
625,000	Kronos Acquisition Holdings, Inc.	8.25%	(a)	06/30/2031	626,406
865,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.	5.00%	(a)	12/31/2026	885,813
1,100,000	KUO SAB De CV	5.75%		07/07/2027	1,066,730
593,806	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	543,900
5,574,240	LLPL Capital Pte Ltd.	6.88%	(a)	02/04/2039	5,619,314
2,372,000	Macquarie Airfinance Holdings Ltd.	6.40%	(a)	03/26/2029	2,413,821
515,000	Macquarie Airfinance Holdings Ltd.	6.50%	(a)	03/26/2031	529,940
8,746,000	Macquarie Group Ltd. (SOFR + 1.53%)	2.87%	(a)	01/14/2033	7,232,563
4,000,000	MARB BondCo PLC	3.95%		01/29/2031	3,327,479
1,340,000	Mattamy Group Corp.	4.63%	(a)	03/01/2030	1,239,860
2,095,000	Merlin Entertainments Group US Holdings, Inc.	7.38%	(a)	02/15/2031	2,136,123
2,550,000	Mexarrend SAPI de CV	10.25%	(a)(f)	07/24/2024	334,050
1,451,616	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,423,911
630,000	Millicom International Cellular SA	6.63%		10/15/2026	629,829
900,000	Millicom International Cellular SA	5.13%		01/15/2028	849,765
1,800,000	Millicom International Cellular SA	6.25%		03/25/2029	1,734,161
5,800,000	Minejesa Capital BV	5.63%		08/10/2037	5,248,140
2,300,000	Minerva Luxembourg SA	4.38%		03/18/2031	1,898,880
1,100,000	Minerva Luxembourg SA	8.88%	(a)	09/13/2033	1,136,753
800,000	Minerva Luxembourg SA	8.88%		09/13/2033	826,730
3,000,000	Minsur SA	4.50%		10/28/2031	2,666,043
4,950,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 1.00%)	5.43%		04/17/2035	4,931,722
1,096,265	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,042,850
1,400,000	Movida Europe SA	7.85%	(a)	04/11/2029	1,318,485
3,059,392	MV24 Capital BV	6.75%		06/01/2034	2,925,141
7,065,000	National Australia Bank Ltd.	2.99%	(a)	05/21/2031	5,949,795
5,084,000	NatWest Markets PLC	0.80%	(a)	08/12/2024	5,054,369

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,925,000	NatWest Markets PLC	5.41%	(a)	05/17/2029	4,942,082
600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	600,780
3,703,000	NBN Co. Ltd.	1.45%	(a)	05/05/2026	3,458,480
2,800,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%	(h)	01/15/2025	2,784,865
4,578,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%		06/18/2026	4,447,712
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%	(a)	08/01/2030	1,299,187
1,028,000	Orazul Energy Peru SA	5.63%		04/28/2027	976,189
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	(a)	09/10/2030	478,218
5,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	5,260,403
690,000	Parkland Corp.	4.63%	(a)	05/01/2030	629,828
2,382,642	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	2,371,678
500,000	Reliance Industries Ltd.	4.13%		01/28/2025	495,688
1,000,000	Reliance Industries Ltd.	3.67%		11/30/2027	949,772
10,785,000	Renesas Electronics Corp.	2.17%	(a)	11/25/2026	9,985,847
1,932,000	Royal Bank of Canada	5.15%		02/01/2034	1,917,858
4,470,833	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	3,082,816
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%		08/02/2028	792,371
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	377,191
2,400,000	Sasol Financing USA LLC	5.50%		03/18/2031	2,025,893
1,010,000	Seaspan Corp.	5.50%	(a)	08/01/2029	902,555
1,100,000	Simpar Europe SA	5.20%		01/26/2031	906,177
5,008,000	Smurfit Kappa Treasury ULC	5.20%	(a)	01/15/2030	4,984,150
1,616,000	Solvay Finance America LLC	5.65%	(a)	06/04/2029	1,627,588
350,000	Sydney Airport Finance Co. Pty Ltd.	3.63%	(a)	04/28/2026	338,910
130,000	Telesat Canada / Telesat LLC	4.88%	(a)	06/01/2027	57,698
174,000	Telesat Canada / Telesat LLC	6.50%	(a)	10/15/2027	54,662
701,343	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	633,224
800,000	TK Elevator US Newco, Inc.	5.25%	(a)	07/15/2027	776,393
500,000	Transelec SA	3.88%		01/12/2029	474,931
3,705,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%		03/15/2032	3,043,535
4,778,000	TSMC Global Ltd.	1.25%	(a)	04/23/2026	4,452,769
689,416	UEP Penonome II SA	6.50%		10/01/2038	580,087
400,000	Unigel Luxembourg SA	8.75%	(f)	10/01/2026	113,520
3,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	3,284,288
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	1,386,972
300,000	UPL Corp. Ltd.	4.50%		03/08/2028	263,292
3,350,000	UPL Corp. Ltd.	4.63%		06/16/2030	2,768,381
1,895,000	Vale Overseas Ltd.	6.40%		06/28/2054	1,875,482
1,305,000	Vallourec SACA	7.50%	(a)	04/15/2032	1,352,975
700,000	Vedanta Resources Finance II PLC	9.25%	(a)	04/23/2026	640,456
2,914,000	Vedanta Resources Ltd.	13.88%		12/09/2028	2,790,805
10,550,000	Weir Group PLC/The	2.20%	(a)	05/13/2026	9,906,486
6,074,000	Westpac Banking Corp. (5 yr. CMT Rate + 1.53%)	3.02%		11/18/2036	4,985,765
5,830,000	ZF North America Capital, Inc.	6.88%	(a)	04/23/2032	6,031,018
	Total Foreign Corporate Bonds (Cost $432,110,657)				404,195,199
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.7%
3,800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%	(h)	10/15/2024	3,879,891
4,000,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	3,566,546
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,530,240
2,492,470	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,869,353
800,000	Colombia Government International Bond	3.88%		04/25/2027	754,901
10,700,000	Colombia Government International Bond	4.13%		05/15/2051	6,435,722

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
200,000	Comision Federal de Electricidad	3.35%		02/09/2031	165,433
9,000,000	Ecopetrol SA	5.88%		11/02/2051	6,255,785
200,000	Guatemala Government Bond	4.38%		06/05/2027	191,755
900,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	891,236
237,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.45%		05/15/2030	232,877
3,540,598	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	3,489,444
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	2,050,284
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,617,467
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,576,847
1,100,000	Pertamina Persero PT	1.40%		02/09/2026	1,028,709
2,691,000	Petroleos del Peru SA	4.75%		06/19/2032	2,017,282
1,200,000	Petroleos del Peru SA	5.63%		06/19/2047	767,180
1,500,000	Petroleos Mexicanos	6.75%		09/21/2047	987,628
2,100,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	1,929,176
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $56,682,169)				47,237,756
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 5.5%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.86%	(a)(c)(i)	06/15/2054	1,030,022
	Arbor Realty Trust, Inc.
2,926,613	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.51%	(a)	08/15/2034	2,918,624
4,996,500	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.79%	(a)	11/15/2036	5,002,606
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	7.87%	(a)	05/17/2041	4,007,196
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
5,515,000	Series 2015-UBS7-C	4.49%	(c)	09/15/2048	4,865,053
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.73%	(a)(c)	08/14/2034	1,309,673
	BANK
4,065,861	Series 2017-BNK8-XA	0.85%	(c)(i)	11/15/2050	80,547
1,005,000	Series 2020-BN28-AS	2.14%		03/15/2063	815,158
1,910,000	Series 2021-BN32-A4	2.35%		04/15/2054	1,622,529
4,009,000	Series 2021-BN35-A5	2.29%		06/15/2064	3,298,010
3,109,000	Series 2021-BN37-C	3.21%	(c)	11/15/2064	2,403,376
11,034,000	Series 2022-BNK39-AS	3.18%		02/15/2055	9,351,549
2,682,000	Series 2022-BNK39-E	2.50%	(a)	02/15/2055	1,637,452
	BANK5 Trust
1,978,000	Series 2024-5YR7-A2	5.79%		06/15/2057	2,007,248
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%		11/15/2054	3,820,689
5,364,000	Series 2022-C14-A5	2.95%	(c)	02/15/2055	4,592,413
5,785,000	Series 2022-C16-A5	4.60%	(c)	06/15/2055	5,537,479
2,700,000	Series 2024-5C27-A2	5.55%		07/15/2057	2,722,456
	Benchmark Mortgage Trust
4,598,000	Series 2020-B18-AGNF	4.14%	(a)	07/15/2053	4,248,999
4,549,000	Series 2020-B19-AS	2.15%		09/15/2053	3,541,818
1,091,000	Series 2020-B19-C	3.21%		09/15/2053	768,136
89,240,262	Series 2021-B28-XA	1.38%	(c)(i)	08/15/2054	5,505,937
10,350,000	Series 2022-B32-AS	3.53%	(c)	01/15/2055	8,533,146
	BMO Mortgage Trust
653,000	Series 2024-5C3-AS	6.29%	(c)	02/15/2057	668,640
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.59%	(a)	09/15/2035	5,636,537
	BX Trust
11,798,000	Series 2019-OC11-E	4.08%	(a)(c)	12/09/2041	10,018,281
	CFCRE Commercial Mortgage Trust
2,069,742	Series 2016-C6-A2	2.95%		11/10/2049	1,969,607

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,267,000	Series 2017-C8-B	4.20%	(c)	06/15/2050	2,979,385
	Citigroup Commercial Mortgage Trust
1,898,500	Series 2015-GC27-D	4.57%	(a)(c)	02/10/2048	1,710,415
3,055,545	Series 2015-GC27-XA	1.45%	(c)(i)	02/10/2048	10,624
35,531,208	Series 2016-P3-XA	1.81%	(c)(i)	04/15/2049	600,641
38,302,592	Series 2016-P4-XA	2.05%	(c)(i)	07/10/2049	1,036,039
65,161,265	Series 2016-P5-XA	1.52%	(c)(i)	10/10/2049	1,441,022
3,403,000	Series 2017-C4-B	4.10%	(c)	10/12/2050	3,105,842
4,534,000	Series 2019-GC41-B	3.20%		08/10/2056	3,807,702
8,478,000	Series 2020-555-F	3.62%	(a)(c)	12/10/2041	6,516,207
10,383,000	Series 2022-GC48-A5	4.74%	(c)	05/15/2054	9,953,695
	Citigroup/Deutsche Bank Commercial Mortgage Trust
50,567,900	Series 2016-C1-XA	1.51%	(c)(i)	05/10/2049	804,065
	Commercial Mortgage Pass Through Certificates
1,696,574	Series 2014-CR16-B	4.58%		04/10/2047	1,634,640
3,325,000	Series 2015-CR25-B	4.67%	(c)	08/10/2048	3,237,115
48,555,434	Series 2015-CR26-XA	1.04%	(c)(i)	10/10/2048	319,155
4,310,000	Series 2015-LC21-C	4.46%	(c)	07/10/2048	4,027,153
41,358,772	Series 2016-DC2-XA	1.07%	(c)(i)	02/10/2049	419,291
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.75%	(c)	11/15/2048	4,576,548
32,197,730	Series 2015-NXS1-XA	1.17%	(c)(i)	05/15/2048	105,441
48,506,281	Series 2015-P2-XA	1.08%	(c)(i)	12/15/2048	478,694
57,018,430	Series 2016-NXS6-XA	1.73%	(c)(i)	11/15/2049	1,311,635
2,638,000	Series 2018-C45-C	4.73%		06/15/2051	2,467,256
7,228,000	Series 2018-C46-C	5.13%	(c)	08/15/2051	6,240,125
5,000,000	Series 2018-C47-C	5.08%	(c)	09/15/2061	4,617,350
6,546,000	Series 2018-C48-C	5.30%	(c)	01/15/2052	6,155,165
19,742,270	Series 2019-C49-XA	1.42%	(c)(i)	03/15/2052	867,596
10,776,000	Series 2019-C50-C	4.35%		05/15/2052	9,417,693
2,705,000	Series 2020-C55-B	3.14%		02/15/2053	2,241,749
1,018,000	Series 2020-C58-A3	1.81%		07/15/2053	852,455
5,510,000	Series 2020-C58-B	2.70%		07/15/2053	4,355,603
117,743,123	Series 2021-C59-XA	1.64%	(c)(i)	04/15/2054	8,385,146
2,436,000	Series 2021-C61-C	3.31%		11/15/2054	1,859,243
	Credit Suisse Mortgage Capital Certificates
7,968,667	Series 2021-B33-B	3.77%	(a)(c)	10/10/2043	6,788,574
3,731,000	Series 2021-B33-C	3.77%	(a)(c)	10/10/2043	2,824,198
	CSAIL Commercial Mortgage Trust
34,905,537	Series 2016-C6-XA	2.02%	(c)(i)	01/15/2049	790,869
6,000,000	Series 2018-C14-C	5.04%	(c)	11/15/2051	5,051,594
400,000	Series 2018-CX12-B	4.61%	(c)	08/15/2051	366,310
9,269,000	Series 2019-C16-B	3.88%		06/15/2052	8,131,395
62,163,213	Series 2020-C19-XA	1.21%	(c)(i)	03/15/2053	2,916,263
	DOLP Trust
4,550,000	Series 2021-NYC-D	3.70%	(a)(c)	05/10/2041	3,332,353
	GS Mortgage Securities Corp. II
290,586	Series 2011-GC5-XA	0.09%	(a)(c)(i)	08/10/2044	3
6,484,000	Series 2014-GC26-D	4.65%	(a)(c)	11/10/2047	3,985,770
2,635,000	Series 2015-GC32-B	4.54%	(c)	07/10/2048	2,532,701
89,798,538	Series 2015-GS1-XA	0.90%	(c)(i)	11/10/2048	691,341
1,825,000	Series 2016-GS2-C	4.85%	(c)	05/10/2049	1,708,278
43,658,051	Series 2016-GS2-XA	1.88%	(c)(i)	05/10/2049	949,715
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	6.88%	(a)	07/15/2035	152,005
1,070,000	Series 2019-GC42-A3	2.75%		09/10/2052	952,683
	JP Morgan Chase Commercial Mortgage Securities
47,200,542	Series 2015-JP1-XA	1.03%	(c)(i)	01/15/2049	442,963
1,000,000	Series 2019-COR4-C	4.94%	(c)	03/10/2052	831,112
7,958,000	Series 2020-LOOP-E	3.99%	(a)(c)	12/05/2038	1,274,942
	JPMBB Commercial Mortgage Securities Trust
357,548	Series 2014-C18-XA	0.43%	(c)(i)	02/15/2047	6
2,766,125	Series 2014-C23-C	4.60%	(c)	09/15/2047	2,679,903

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
8,204,658	Series 2014-C23-D	4.10%	(a)(c)	09/15/2047	7,292,444
37,384,057	Series 2014-C25-XA	0.94%	(c)(i)	11/15/2047	6,232
1,684,000	Series 2015-C27-B	3.90%		02/15/2048	1,507,867
7,860,000	Series 2015-C27-D	3.94%	(a)(c)	02/15/2048	1,815,937
4,987,000	Series 2015-C29-C	4.33%	(c)	05/15/2048	4,588,134
45,258,008	Series 2015-C30-XA	0.56%	(c)(i)	07/15/2048	139,091
34,381,013	Series 2015-C31-XA	0.96%	(c)(i)	08/15/2048	222,449
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%		06/15/2049	7,096,631
43,804,410	Series 2016-C2-XA	1.63%	(c)(i)	06/15/2049	843,209
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	07/15/2036	4,784,840
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.76%	(a)(c)	03/10/2049	4,961,281
	MF1 Multifamily Housing Mortgage Loan Trust
5,500,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	8.52%	(a)	10/19/2038	5,531,422
5,830,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	7.08%	(a)	03/19/2039	5,848,440
5,500,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.99%	(a)	08/18/2041	5,486,250
	Morgan Stanley Bank of America Merrill Lynch Trust
3,000,000	Series 2014-C18-C	4.56%	(c)	10/15/2047	2,896,689
23,707,838	Series 2015-C20-XA	1.33%	(c)(i)	02/15/2048	75,313
75,089,000	Series 2015-C23-XB	0.27%	(a)(c)(i)	07/15/2050	120,676
40,202,992	Series 2016-C30-XA	1.42%	(c)(i)	09/15/2049	765,586
6,364,000	Series 2017-C33-B	4.11%		05/15/2050	5,868,291
	Morgan Stanley Capital I, Inc.
23,358,063	Series 2016-UB11-XA	1.57%	(c)(i)	08/15/2049	541,699
	Natixis Commercial Mortgage Securities Trust
2,108,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%	(a)	06/15/2035	897,421
	NJ Trust
2,300,000	Series 2023-GSP-A	6.70%	(a)(c)	01/06/2029	2,374,205
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.66%	(a)	11/25/2036	4,708,670
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%		10/10/2048	1,618,851
41,796,804	Series 2016-C5-XA	2.01%	(c)(i)	10/10/2048	1,090,474
	SLG Office Trust
10,336,000	Series 2021-OVA-E	2.85%	(a)	07/15/2041	7,957,246
	UBS Commercial Mortgage Trust
8,911,000	Series 2017-C1-B	4.04%		06/15/2050	7,991,119
2,491,000	Series 2017-C6-B	4.15%	(c)	12/15/2050	2,206,616
1,450,000	Series 2017-C7-B	4.29%	(c)	12/15/2050	1,328,621
6,958,000	Series 2017-C7-C	4.74%	(c)	12/15/2050	6,292,482
4,189,000	Series 2018-C11-C	5.04%	(c)	06/15/2051	3,460,819
2,896,000	Series 2018-C12-C	5.21%	(c)	08/15/2051	2,537,281
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65%	(a)(c)	03/10/2046	1,389,521
7,795,924	Series 2013-C5-C	3.84%	(a)(c)	03/10/2046	6,570,211
1,374,000	Series 2013-C5-D	3.84%	(a)(c)	03/10/2046	997,346
	Wachovia Bank Commercial Mortgage Trust
8,742	Series 2006-C29-IO	0.49%	(c)(i)	11/15/2048	28
	WB Commercial Mortgage Trust
5,000,000	Series 2024-HQ-A	6.13%	(a)(c)	03/15/2040	5,014,245
	WF-RBS Commercial Mortgage Trust
20,913,433	Series 2014-C21-XA	0.98%	(c)(i)	08/15/2047	1,286
27,322,486	Series 2014-C22-XA	0.87%	(c)(i)	09/15/2057	10,249
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $486,214,107)				356,690,021

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%
	Adjustable Rate Mortgage Trust
6,050,075	Series 2007-1-4A1	5.69%	(c)	03/25/2037	3,798,583
19,276	Series 2007-3-1A1	5.15%	(a)(c)	11/25/2037	18,475
	AlphaFlow Transitional Mortgage Trust
1,609,460	Series 2021-WL1-A1	3.28%	(a)(j)	01/25/2026	1,569,607
	AMSR Trust
3,100,000	Series 2019-SFR1-E	3.47%	(a)	01/19/2039	2,911,484
10,000,000	Series 2021-SFR1-F	3.60%	(a)	06/17/2038	8,631,002
3,000,000	Series 2021-SFR2-E1	2.48%	(a)	08/17/2038	2,759,001
2,500,000	Series 2021-SFR2-E2	2.58%	(a)	08/17/2038	2,290,942
4,500,000	Series 2021-SFR2-F1	3.28%	(a)	08/17/2038	4,139,222
2,000,000	Series 2021-SFR2-F2	3.67%	(a)	08/17/2038	1,839,311
8,900,000	Series 2023-SFR2-A	3.95%	(a)	06/17/2040	8,446,451
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,852,017	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.76%		07/25/2036	2,899,785
13,818,587	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.94%		07/25/2036	3,692,280
	Banc of America Funding Corp.
130,737	Series 2005-G-A3	2.27%	(c)	10/20/2035	83,472
53,056	Series 2006-2-6A2	5.50%		03/25/2036	50,258
81,150	Series 2006-6-1A2	6.25%		08/25/2036	67,677
	Bear Stearns Asset Backed Securities Trust
255,515	Series 2007-SD1-1A3A	6.50%		10/25/2036	102,391
	CAFL Issuer LLC
7,553,595	Series 2021-RTL1-A1	2.24%	(a)(j)	03/28/2029	7,369,442
	Carrington Mortgage Loan Trust
5,319,556	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	5.61%		01/25/2037	4,605,576
	Chase Mortgage Finance Corp.
785,749	Series 2007-S3-2A1	5.50%		05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00%	(a)(c)	10/25/2059	5,405,147
	Citigroup Mortgage Loan Trust, Inc.
3,867,522	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.18%, 0.07% Floor)	5.53%		01/25/2037	1,659,668
24,317,989	Series 2019-A-PT1	3.92%	(a)	10/25/2058	20,003,127
41,799,158	Series 2021-RP2-A1	1.75%	(a)(c)	03/25/2065	36,571,161
5,674,000	Series 2021-RP2-M1	3.25%	(a)(c)	03/25/2065	4,771,850
4,752,000	Series 2021-RP2-M2	3.40%	(a)(c)	03/25/2065	3,811,150
4,413,000	Series 2021-RP2-M3	3.40%	(a)(c)	03/25/2065	3,421,303
12,949,249	Series 2021-RP2-PT1	5.82%	(a)(c)	03/25/2065	10,816,003
	Citimortgage Alternative Loan Trust
53,220	Series 2006-A2-A2	6.00%		05/25/2036	47,569
29,832	Series 2006-A5-3A3	6.00%		10/25/2036	23,293
214,090	Series 2007-A1-1A7	6.00%		01/25/2037	182,668
6,651,397	Series 2007-A2-1A5	6.00%		02/25/2037	5,888,142
3,062,477	Series 2007-A5-1A10	5.75%		05/25/2037	2,674,479
	CitiMortgage, Inc.
20,254	Series 2005-1-1A4	5.50%		02/25/2035	18,853
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38%	(a)	12/15/2052	784,328
	Countrywide Alternative Loan Trust
60,299	Series 2005-20CB-1A1	5.50%		07/25/2035	47,296
120,929	Series 2005-28CB-3A6	6.00%		08/25/2035	49,312
11,755,970	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	5.50%		09/25/2035	6,957,556
430,500	Series 2005-46CB-A22	5.25%		10/25/2035	294,363
6,844,156	Series 2005-49CB-A2	5.50%		11/25/2035	4,418,340
63,168	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	38,198
250,291	Series 2006-26CB-A9	6.50%		09/25/2036	127,487
5,953,683	Series 2006-42-1A8	6.00%		01/25/2047	3,141,591
931,337	Series 2007-12T1-A1	6.00%		06/25/2037	427,284

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,897,161	Series 2007-12T1-A3	6.00%		06/25/2037	2,705,535
1,009,509	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.91%		08/25/2037	348,077
292,328	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	9.09%	(k)	08/25/2037	362,933
52,919	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	4.79%	(k)	08/25/2037	43,595
243,111	Series 2007-18CB-2A17	6.00%		08/25/2037	146,054
1,321,862	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	5.96%		09/25/2037	505,830
1,298,505	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.04%	(i)(k)	09/25/2037	162,022
692,729	Series 2007-4CB-2A1	7.00%		03/25/2037	62,407
5,620,426	Series 2007-8CB-A1	5.50%		05/25/2037	2,916,346
4,337,763	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%		06/25/2047	3,226,808
	Countrywide Home Loan Mortgage Pass Through Trust
143,262	Series 2005-28-A7	5.25%		01/25/2036	75,190
403,669	Series 2007-10-A5	6.00%		07/25/2037	179,372
158,690	Series 2007-15-1A16	6.25%		09/25/2037	95,199
420,598	Series 2007-3-A17	6.00%		04/25/2037	200,137
	Credit Suisse First Boston Mortgage Securities Corp.
48,672	Series 2005-10-5A5	5.50%		11/25/2035	34,676
	Credit Suisse Management LLC
548,563	Series 2005-8-1A3	5.25%		09/25/2035	426,227
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%		05/25/2036	836,092
19,564	Series 2006-4-7A1	5.50%		09/25/2056	10,535
62,721	Series 2007-1-3A1	6.00%		02/25/2057	8,455
9,116	Series 2007-2-2A1	5.00%		03/25/2037	6,717
3,009,217	Series 2009-3R-19A2	6.00%	(a)	01/27/2038	1,350,172
608,435	Series 2010-4R-3A17	6.00%	(a)(c)	06/26/2037	526,591
28,523,121	Series 2020-RPL1-PT1	3.32%	(a)(c)	10/25/2069	22,248,787
9,035,400	Series 2020-RPL4-M1	2.50%	(a)	01/25/2060	6,699,158
2,135,194	Series 2021-JR1-A1	5.47%	(a)(c)	09/27/2066	2,115,619
	Credit-Based Asset Servicing and Securitization LLC
6,360,049	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.75%	(a)	05/25/2046	5,219,587
	Deutsche ALT-A Securities, Inc.
4,230,161	Series 2005-6-2A1	5.50%		12/25/2035	3,444,553
4,087,902	Series 2005-AR2-2A1	4.74%	(c)	10/25/2035	2,403,416
6,653,385	Series 2007-OA1-A1 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	5.61%		02/25/2047	3,706,801
	Deutsche Mortgage Securities, Inc.
360,375	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.50%	(a)(k)	04/15/2036	322,044
25,960	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	4.21%	(a)(k)	04/15/2036	22,908
635,135	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.50%	(a)(k)	04/15/2036	537,343
	Fannie Mae Connecticut Avenue Securities
5,753,733	Series 2024-R03-2M1 (30 day avg SOFR US + 1.15%, 0.00% Floor)	6.49%	(a)	03/25/2044	5,766,813
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.77%		11/25/2036	12,779,008
10,320,238	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.74%		03/25/2037	5,312,229
	First Horizon Alternative Mortgage Securities
196,386	Series 2006-FA2-1A5	6.00%		05/25/2036	80,880
2,620,315	Series 2006-FA8-1A1	6.25%		02/25/2037	1,058,047
34,387	Series 2006-RE1-A1	5.50%	(c)	05/25/2035	22,181
	FMC GMSR Issuer Trust
16,440,000	Series 2021-GT2-A	3.85%	(a)(c)	10/25/2026	14,762,096
	GCAT

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
6,944,000	Series 2021-NQM6-M1	3.41%	(a)(c)	08/25/2066	5,010,565
	GMAC Mortgage Corp. Loan Trust
1,214,739	Series 2006-J1-A6	5.75%		04/25/2036	1,032,134
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29%	(a)(c)	09/27/2060	6,683,485
	GSAA Trust
3,973	Series 2005-7-AF5	5.11%	(j)	05/25/2035	3,835
808,942	Series 2007-10-A1A	6.00%		11/25/2037	455,044
946,378	Series 2007-10-A2A	6.50%		11/25/2037	378,055
	GSR Mortgage Loan Trust
1,446,225	Series 2006-3F-4A1	6.00%		03/25/2036	754,891
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.90%		08/25/2046	5,112,475
48,012	Series 2007-1F-2A2	5.50%		01/25/2037	132,903
	Harborview Mortgage Loan Trust
10,113,919	Series 2005-7-2A1 (1 mo. Term SOFR + 0.68%, 0.57% Floor, 11.00% Cap)	6.02%		06/19/2045	5,595,598
	Home Partners of America Trust
2,501,479	Series 2021-1-D	2.48%	(a)	09/17/2041	2,097,932
1,149,832	Series 2021-1-E	2.58%	(a)	09/17/2041	937,965
1,293,986	Series 2021-1-F	3.33%	(a)	09/17/2041	1,039,168
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90%	(a)(c)	05/25/2065	4,889,690
	HSI Asset Securitization Corp.
22,065,509	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.74%		10/25/2036	6,906,696
9,375,942	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%		04/25/2037	6,239,336
	Impac Secured Assets CMN Owner Trust
22,165,914	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	6.00%		02/25/2037	19,633,618
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45%	(a)(c)	01/25/2057	1,969,594
	Indymac IMSC Mortgage Loan Trust
1,374,995	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%		07/25/2047	889,485
1,367,344	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	6.08%		07/25/2047	939,578
	JP Morgan Alternative Loan Trust
2,459,017	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	6.15%		01/25/2036	2,332,833
13,683	Series 2006-S2-A4	6.69%	(j)	05/25/2036	13,816
2,108,502	Series 2006-S3-A4	6.81%	(j)	08/25/2036	1,972,642
24,669	Series 2006-S3-A6	6.62%	(j)	08/25/2036	23,279
23,654	Series 2006-S4-A6	6.21%	(j)	12/25/2036	23,195
	JP Morgan Mortgage Acquisition Corp.
13,213,354	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.36%		07/25/2036	5,595,438
15,258,623	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.76%		08/25/2036	10,957,181
12,574,691	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	5.67%		12/25/2036	6,610,779
	JP Morgan Mortgage Trust
2,003,237	Series 2006-S1-2A9	6.50%		04/25/2036	1,971,590
160,184	Series 2007-S3-1A7	6.00%		08/25/2037	73,848
	Legacy Mortgage Asset Trust
21,634,230	Series 2019-RPL3-PT1	0.00%	(a)	06/25/2058	18,083,934
7,032,813	Series 2021-GS3-A2	6.25%	(a)(j)	07/25/2061	6,559,714
	Lehman Mortgage Trust
367,631	Series 2006-3-1A5	6.00%		07/25/2036	181,408
24,950	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	5.57%	(k)	01/25/2037	21,334
88,016	Series 2007-2-1A1	5.75%		02/25/2037	57,720
	Lehman XS Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,087,485	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	5.73%		02/25/2036	2,726,314
2,907,686	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.78%		02/25/2037	2,824,822
9,007,468	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.71%		08/25/2047	7,489,633
8,367,735	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.94%		03/25/2037	7,649,462
	Long Beach Mortgage Loan Trust
34,039,720	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.84%		03/25/2046	12,107,615
13,202,405	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%		05/25/2046	4,010,147
15,209,751	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.76%		07/25/2036	5,816,454
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%		03/25/2035	62,613
4,460,745	Series 2006-1-A5	6.00%		02/25/2036	2,000,542
32,352	Series 2007-1-2A7	6.00%		10/25/2036	9,359
	Mastr Asset Backed Securities Trust
11,213,335	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.96%		11/25/2035	6,400,407
	MASTR Asset Securitization Trust
729,172	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	425,764
	Merrill Lynch Alternative Note Asset
1,640,090	Series 2007-F1-2A8	6.00%		03/25/2037	569,056
7,927,324	Series 2007-OAR4-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.96%		08/25/2037	6,493,870
	Merrill Lynch Mortgage Investors, Inc.
5,116,195	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.96%		03/25/2037	3,769,230
	Morgan Stanley ABS Capital I, Inc.
7,372,861	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.74%		08/25/2036	3,674,706
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%		11/25/2033	14,164
421,553	Series 2005-7-7A4	5.50%		11/25/2035	376,933
1,533,369	Series 2006-7-3A	5.19%	(c)	06/25/2036	849,258
25,536,211	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.78%		12/25/2036	8,485,890
7,660,483	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.70%		04/25/2037	2,030,616
	Morgan Stanley Reremic Trust
83,672	Series 2010-R6-5C	5.75%	(a)(c)	05/26/2037	77,580
	Morgan Stanley Residential Mortgage Loan Trust
1,885,291	Series 2020-RPL1-A1	5.69%	(a)(c)	10/25/2060	1,871,085
	MortgageIT Trust
13,689,944	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.90%		06/25/2047	10,532,972
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	6.19%		10/25/2035	5,068,170
	Nomura Asset Acceptance Corp.
160,401	Series 2006-AP1-A2	5.52%	(c)	01/25/2036	44,707
	Nomura Home Equity Loan, Inc.
495,284	Series 2006-AF1-A2	6.30%	(j)	10/25/2036	106,101
837,862	Series 2007-1-1A1	6.56%	(j)	02/25/2037	223,866
	NRZ Excess Spread-Collateralized Notes
2,726,936	Series 2020-PLS1-A	3.84%	(a)	12/25/2025	2,632,873
	Option One Mortgage Loan Trust
28,342	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	6.43%		11/25/2034	28,086
16,529,326	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.65%		07/25/2037	14,194,221
	PennyMac Mortgage Investment Trust
1,552,205	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.15%	(a)	10/27/2024	1,553,240
3,402,638	Series 2020-1R-A (30 day avg SOFR US + 3.46%, 2.35% Floor)	8.80%	(a)	02/27/2025	3,388,615
15,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	8.46%	(a)	03/25/2026	15,189,555
	PR Mortgage Loan Trust
4,762,677	Series 2014-1-APT	5.86%	(a)(c)	10/25/2049	4,402,982

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Pretium Mortgage Credit Partners LLC
4,182,567	Series 2021-RN2-A1	1.74%	(a)(j)	07/25/2051	4,078,531
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53%	(a)	07/17/2038	3,125,829
4,666,000	Series 2021-SFR6-F	3.42%	(a)	07/17/2038	4,297,576
5,100,000	Series 2021-SFR8-F	3.18%	(a)	10/17/2038	4,588,151
	PRPM LLC
2,440,850	Series 2021-3-A1	4.87%	(a)(j)	04/25/2026	2,412,345
2,717,973	Series 2021-7-A1	1.87%	(a)(j)	08/25/2026	2,659,604
1,518,164	Series 2021-9-A1	2.36%	(a)(j)	10/25/2026	1,495,472
	RALI Trust
115,075	Series 2005-QS14-3A3	6.00%		09/25/2035	93,347
145,191	Series 2006-QS10-A4	5.75%		08/25/2036	114,783
1,584,326	Series 2006-QS10-A9	6.50%		08/25/2036	1,304,524
1,666,977	Series 2006-QS4-A10	6.00%		04/25/2036	1,295,418
329,110	Series 2006-QS6-1A15	6.00%		06/25/2036	247,689
1,509	Series 2006-QS6-2A1	6.00%		12/25/2024	–
19,257,560	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.92%		06/25/2037	7,814,652
564,714	Series 2007-QS3-A4	6.25%		02/25/2037	443,563
2,045,541	Series 2007-QS9-A33	6.50%		07/25/2037	1,608,159
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	6.06%		01/25/2036	9,686,074
	RBSGC Mortgage Pass Through Certificates
6,125,786	Series 2005-A-3A	6.00%		04/25/2035	2,381,853
	Redwood Funding Trust
19,556,672	Series 2019-1-PT	4.97%	(a)(j)	09/27/2024	19,631,961
	Residential Asset Securitization Trust
154,629	Series 2005-A10-A3	5.50%		09/25/2035	73,761
218,964	Series 2005-A11-2A4	6.00%		10/25/2035	93,986
1,608,824	Series 2006-A6-1A1	6.50%		07/25/2036	457,013
110,060	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	6.56%	(b)(k)	01/25/2046	88,846
	Residential Mortgage Loan Trust
5,154,000	Series 2020-1-M1	3.24%	(a)(c)	01/26/2060	4,812,067
	RFMSI Trust
36,959	Series 2006-S10-1A2	6.00%		10/25/2036	27,741
373,841	Series 2007-S2-A4	6.00%		02/25/2037	282,389
283,325	Series 2007-S3-1A4	6.00%		03/25/2037	199,820
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	6.40%		10/25/2035	5,014,610
	Securitized Asset Backed Receivables LLC
14,386,240	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	5.78%	(a)	04/25/2037	9,185,393
18,179,066	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.60%		04/25/2037	11,788,225
12,895,259	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.90%		04/25/2037	8,361,616
2,319,641	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	6.02%		04/25/2037	1,504,092
19,675,424	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.78%		12/25/2036	4,376,546
	Securitized Mortgage Asset Loan Trust
22,490,256	Series 2015-1-PC	2.86%	(a)(c)	02/25/2054	18,665,286
	Sequoia Mortgage Trust
3,196,350	Series 2007-3-2AA1	4.47%	(c)	07/20/2037	2,310,398
	Soundview Home Equity Loan Trust
6,301,882	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	6.46%		09/25/2037	4,324,681
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73%	(a)(c)	02/25/2050	4,829,991
	Structured Asset Investment Loan Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
10,351,046	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.64%		09/25/2036	6,277,206
	Structured Asset Securities Corp.
690,243	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	5.81%	(a)	03/25/2035	595,247
690,243	Series 2005-RF1-AIO	0.00%	(a)(c)(i)	03/25/2035	7
	VCAT Asset Securitization LLC
3,945,605	Series 2021-NPL4-A1	1.87%	(a)(j)	08/25/2051	3,912,959
5,930,220	Series 2021-NPL6-A1	1.92%	(a)(j)	09/25/2051	5,809,035
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91%	(a)	04/25/2048	837,697
503,741	Series 2018-1-M2	4.26%	(a)	04/25/2048	449,502
310,595	Series 2018-1-M3	4.41%	(a)	04/25/2048	271,669
1,570,387	Series 2019-1-M1	3.94%	(a)(c)	03/25/2049	1,411,107
705,393	Series 2019-1-M2	4.01%	(a)(c)	03/25/2049	620,040
631,495	Series 2019-1-M3	4.12%	(a)(c)	03/25/2049	543,744
	Vericrest Opportunity Loan Transferee
2,330,042	Series 2021-CF1-A1	1.99%	(a)(j)	08/25/2051	2,274,075
1,487,346	Series 2021-CF2-A1	2.49%	(a)(j)	11/27/2051	1,445,415
5,344,564	Series 2021-NP12-A1	2.73%	(a)(j)	12/26/2051	5,232,168
551,638	Series 2021-NPL1-A1	4.89%	(a)(j)	02/27/2051	544,451
2,170,335	Series 2021-NPL5-A1	5.12%	(a)(j)	03/27/2051	2,152,895
2,370,179	Series 2021-NPL6-A1	5.24%	(a)(j)	04/25/2051	2,368,477
	WaMu Mortgage Pass Through Certificates
4,240,150	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	6.03%		10/25/2046	3,457,352
1,338,755	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	6.40%		01/25/2047	1,169,876
4,239,824	Series 2007-HY7-2A1	3.97%	(c)	07/25/2037	3,525,151
	Washington Mutual Alternative Mortgage Pass-Through Certificates
69,506	Series 2005-1-2A	6.00%		03/25/2035	56,778
373,456	Series 2006-1-3A1	5.75%		02/25/2036	332,923
1,014,987	Series 2006-2-4CB	6.00%		03/25/2036	946,389
7,041,584	Series 2006-8-A5	4.14%	(j)	10/25/2036	2,383,399
3,129,343	Series 2006-8-A6	4.14%	(j)	10/25/2036	1,060,045
6,604,276	Series 2007-2-1A2	6.00%		04/25/2037	5,167,447
4,631,837	Series 2007-2-1A3	6.00%		04/25/2037	3,624,133
601,552	Series 2007-3-A6	6.00%		04/25/2037	517,593
50,304	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	6.72%	(k)	06/25/2037	50,784
6,106,227	Series 2007-5-A3	7.00%		06/25/2037	4,627,125
	Wells Fargo Alternative Loan Trust
306,739	Series 2007-PA5-1A1	6.25%		11/25/2037	260,512
	Wells Fargo Mortgage Backed Securities Trust
7,396	Series 2005-AR14-A6	6.54%	(c)	08/25/2035	7,051
390,612	Series 2006-7-2A1	6.00%		06/25/2036	334,417
17,310	Series 2007-7-A1	6.00%		06/25/2037	15,270
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $915,968,357)				735,825,172
US CORPORATE BONDS - 15.6%
780,000	AAR Escrow Issuer LLC	6.75%	(a)	03/15/2029	795,825
5,404,000	AbbVie, Inc.	4.70%		05/14/2045	4,884,513
2,845,000	AbbVie, Inc.	5.50%		03/15/2064	2,810,776
1,295,000	Academy Ltd.	6.00%	(a)	11/15/2027	1,276,379
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%	(a)	05/01/2028	1,467,028
620,000	Acushnet Co.	7.38%	(a)	10/15/2028	643,005
655,000	AdaptHealth LLC	5.13%	(a)	03/01/2030	573,575
1,235,000	Advanced Drainage Systems, Inc.	5.00%	(a)	09/30/2027	1,208,968
1,535,000	Advanced Drainage Systems, Inc.	6.38%	(a)	06/15/2030	1,542,000
2,895,000	AEP Texas, Inc.	5.45%		05/15/2029	2,911,012

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
882,000	AEP Transmission Co. LLC	5.40%		03/15/2053	844,271
765,000	Aethon United BR LP / Aethon United Finance Corp.	8.25%	(a)	02/15/2026	773,979
1,810,000	AGCO Corp.	5.80%		03/21/2034	1,803,929
2,492,000	Agree LP	2.60%		06/15/2033	1,966,041
3,200,000	Air Lease Corp.	1.88%		08/15/2026	2,968,382
3,634,000	Air Lease Corp.	5.20%		07/15/2031	3,552,470
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	2,936,279
984,000	Alexandria Real Estate Equities, Inc.	5.15%		04/15/2053	866,248
4,156,000	Allegion US Holding Co., Inc.	5.60%		05/29/2034	4,160,435
1,125,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%	(a)	10/15/2027	1,110,673
520,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	7.00%	(a)	01/15/2031	525,743
1,220,000	Allied Universal Holdco LLC	7.88%	(a)	02/15/2031	1,224,272
460,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.63%	(a)	07/15/2026	459,036
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%	(a)	06/01/2029	538,958
355,000	AMC Entertainment Holdings, Inc.	7.50%	(a)	02/15/2029	240,849
1,290,000	American Airlines, Inc.	8.50%	(a)	05/15/2029	1,341,074
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	550,820
8,422,000	American Express Co.	3.95%		08/01/2025	8,285,888
7,338,000	American Homes 4 Rent LP	5.50%		02/01/2034	7,218,676
2,409,000	American Tower Corp.	5.55%		07/15/2033	2,407,380
3,936,000	Amgen, Inc.	5.75%		03/02/2063	3,857,964
1,040,000	AmWINS Group, Inc.	4.88%	(a)	06/30/2029	968,932
685,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	5.25%	(a)	08/15/2027	427,380
4,524,000	Ares Capital Corp.	3.25%		07/15/2025	4,396,605
4,913,000	Arizona Public Service Co.	5.70%		08/15/2034	4,909,832
4,169,000	Arrow Electronics, Inc.	3.88%		01/12/2028	3,949,822
375,000	Arsenal AIC Parent LLC	8.00%	(a)	10/01/2030	393,992
580,000	Artera Services LLC	8.50%	(a)	02/15/2031	597,547
845,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%	(a)	04/01/2030	756,216
1,015,000	AssuredPartners, Inc.	5.63%	(a)	01/15/2029	950,313
14,735,000	AT&T, Inc.	3.50%		09/15/2053	10,010,476
1,015,000	AthenaHealth Group, Inc.	6.50%	(a)	02/15/2030	935,403
4,973,000	Athene Global Funding (SOFR + 0.56%)	5.90%	(a)	08/19/2024	4,975,144
5,458,000	Athene Holding Ltd.	6.25%		04/01/2054	5,466,274
4,130,000	Atlassian Corp.	5.25%		05/15/2029	4,131,463
1,820,000	AutoZone, Inc.	5.10%		07/15/2029	1,812,854
7,569,000	Aviation Capital Group LLC	1.95%	(a)	09/20/2026	6,978,223
3,635,000	Aviation Capital Group LLC	5.38%	(a)	07/15/2029	3,593,773
3,466,000	Bank of America Corp. (SOFR + 1.75%)	4.83%		07/22/2026	3,433,364
4,215,000	Bank of America Corp. (SOFR + 1.21%)	2.57%		10/20/2032	3,495,118
3,952,000	Bank of America Corp. (SOFR + 1.65%)	5.47%		01/23/2035	3,949,457
11,216,000	Bank of America Corp. (5 yr. CMT Rate + 1.20%)	2.48%		09/21/2036	8,950,587
1,500,000	Bausch + Lomb Corp.	8.38%	(a)	10/01/2028	1,537,500
485,000	Bausch Health Americas, Inc.	8.50%	(a)	01/31/2027	337,844
1,080,000	Bausch Health Cos., Inc.	4.88%	(a)	06/01/2028	809,509
300,000	Bausch Health Cos., Inc.	5.25%	(a)	01/30/2030	140,919
93,000	Bausch Health Cos., Inc.	14.00%	(a)	10/15/2030	72,075
1,140,000	BCPE Empire Holdings, Inc.	7.63%	(a)	05/01/2027	1,105,746
1,135,000	Beacon Roofing Supply, Inc.	6.50%	(a)	08/01/2030	1,146,189
4,540,000	Berkshire Hathaway Finance Corp.	2.85%		10/15/2050	2,922,188
2,427,000	Berkshire Hathaway Finance Corp.	3.85%		03/15/2052	1,877,917
1,882,000	Berry Global, Inc.	4.88%	(a)	07/15/2026	1,849,598
2,930,000	Berry Global, Inc.	5.65%	(a)	01/15/2034	2,863,782
2,915,000	Black Hills Corp.	6.00%		01/15/2035	2,934,117
3,120,000	BlackRock Funding, Inc.	5.25%		03/14/2054	3,017,291
8,487,000	BlackRock, Inc.	4.75%		05/25/2033	8,326,369
610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%	(a)	07/15/2032	627,567
970,000	Boeing Co.	6.39%	(a)	05/01/2031	987,916

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,881,000	Boeing Co.	6.86%	(a)	05/01/2054	2,958,780
400,000	Boost Newco Borrower LLC	7.50%	(a)	01/15/2031	417,361
125,000	Boxer Parent Co., Inc.	7.13%	(a)	10/02/2025	125,423
4,474,000	BP Capital Markets America, Inc.	4.89%		09/11/2033	4,352,704
4,912,000	BP Capital Markets America, Inc.	5.23%		11/17/2034	4,877,176
740,000	Brand Industrial Services, Inc.	10.38%	(a)	08/01/2030	800,639
2,838,000	Brighthouse Financial Global Funding	2.00%	(a)	06/28/2028	2,476,608
1,880,000	Bristol-Myers Squibb Co.	5.50%		02/22/2044	1,860,395
7,320,000	Bristol-Myers Squibb Co.	5.55%		02/22/2054	7,221,844
7,902,000	Broadcom, Inc.	3.42%	(a)	04/15/2033	6,815,357
6,378,000	Broadcom, Inc.	3.19%	(a)	11/15/2036	5,049,786
4,942,000	Brown & Brown, Inc.	5.65%		06/11/2034	4,913,438
1,730,000	Buckeye Partners LP	6.88%	(a)	07/01/2029	1,737,595
1,595,000	Builders FirstSource, Inc.	6.38%	(a)	03/01/2034	1,581,061
3,506,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,361,374
1,295,000	Caesars Entertainment, Inc.	6.50%	(a)	02/15/2032	1,302,199
890,000	Calpine Corp.	4.50%	(a)	02/15/2028	846,316
555,000	Calpine Corp.	5.13%	(a)	03/15/2028	534,187
600,000	Calpine Corp.	4.63%	(a)	02/01/2029	557,197
2,495,000	Campbell Soup Co.	5.40%		03/21/2034	2,479,631
1,915,000	Carnival Corp.	5.75%	(a)	03/01/2027	1,893,069
830,000	Carnival Corp.	7.00%	(a)	08/15/2029	860,891
224,000	Castle US Holding Corp.	9.50%	(a)	02/15/2028	106,587
305,000	Catalent Pharma Solutions, Inc.	3.50%	(a)	04/01/2030	292,343
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%	(a)	05/01/2027	1,273,267
2,520,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%	(a)	03/01/2030	2,184,252
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%	(a)	02/01/2032	983,635
665,000	Cedar Fair LP	5.25%		07/15/2029	638,491
8,500,000	Centene Corp.	2.50%		03/01/2031	6,982,119
910,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%	(a)	06/15/2029	924,710
5,314,000	CF Industries, Inc.	5.38%		03/15/2044	4,881,704
1,905,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%		06/01/2029	1,911,950
5,139,000	Cheniere Energy, Inc.	4.63%		10/15/2028	4,991,059
1,260,000	Chord Energy Corp.	6.38%	(a)	06/01/2026	1,260,713
805,000	CHS/Community Health Systems, Inc.	6.00%	(a)	01/15/2029	711,135
305,000	CHS/Community Health Systems, Inc.	6.88%	(a)	04/15/2029	233,602
780,000	CHS/Community Health Systems, Inc.	4.75%	(a)	02/15/2031	614,001
1,790,000	Citigroup, Inc. (SOFR + 0.69%)	2.01%		01/25/2026	1,751,810
2,038,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%		02/24/2028	1,923,713
1,453,000	Citizens Financial Group, Inc. (SOFR + 2.33%)	6.65%		04/25/2035	1,502,590
770,000	Civitas Resources, Inc.	8.38%	(a)	07/01/2028	807,791
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%	(a)	05/15/2028	1,261,114
565,000	Clarivate Science Holdings Corp.	4.88%	(a)	07/01/2029	524,906
410,000	Clear Channel Outdoor Holdings, Inc.	9.00%	(a)	09/15/2028	429,639
465,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(a)	06/01/2029	389,031
655,000	Clearway Energy Operating LLC	4.75%	(a)	03/15/2028	626,337
780,000	Cloud Software Group, Inc.	6.50%	(a)	03/31/2029	749,627
515,000	Cloud Software Group, Inc.	9.00%	(a)	09/30/2029	500,063
2,540,000	CNH Industrial Capital LLC	5.10%		04/20/2029	2,530,611
1,185,000	CNX Midstream Partners LP	4.75%	(a)	04/15/2030	1,068,845
800,000	CNX Resources Corp.	6.00%	(a)	01/15/2029	783,498
565,000	Coherent Corp.	5.00%	(a)	12/15/2029	535,289
400,000	CommScope Technologies LLC	5.00%	(a)	03/15/2027	166,186
370,000	CommScope, Inc.	4.75%	(a)	09/01/2029	257,080
745,000	Consolidated Communications, Inc.	5.00%	(a)	10/01/2028	616,997
3,868,000	COPT Defense Properties LP	2.90%		12/01/2033	3,048,110
763,000	Cornerstone Building Brands, Inc.	6.13%	(a)	01/15/2029	629,302
1,240,000	Coty, Inc.	5.00%	(a)	04/15/2026	1,224,600

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,015,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63%	(a)	07/15/2030	1,030,822
640,000	Cougar JV Subsidiary LLC	8.00%	(a)	05/15/2032	662,321
3,085,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%	(a)	06/15/2031	2,926,557
10,454,000	Crown Castle, Inc.	3.65%		09/01/2027	9,939,635
1,185,000	CSC Holdings LLC	6.50%	(a)	02/01/2029	865,959
1,315,000	CSC Holdings LLC	5.75%	(a)	01/15/2030	497,435
12,807,000	CSX Corp.	3.80%		11/01/2046	9,908,529
2,410,000	Cummins, Inc.	5.45%		02/20/2054	2,365,562
680,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%	(a)	06/15/2028	653,904
5,057,000	CVS Health Corp.	5.30%		06/01/2033	4,944,389
7,518,000	CVS Health Corp.	5.88%		06/01/2053	7,209,306
410,000	Dana, Inc.	5.38%		11/15/2027	401,203
965,000	Dana, Inc.	5.63%		06/15/2028	937,216
285,000	Dana, Inc.	4.25%		09/01/2030	249,095
807,000	Dealer Tire LLC / DT Issuer LLC	8.00%	(a)	02/01/2028	780,143
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,783,972
1,105,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%	(a)	08/15/2027	1,040,271
1,275,000	DISH DBS Corp.	5.75%	(a)	12/01/2028	886,365
660,000	DISH DBS Corp.	5.13%		06/01/2029	262,073
1,967,000	Dollar General Corp.	4.25%		09/20/2024	1,959,651
8,502,000	Dollar Tree, Inc.	4.00%		05/15/2025	8,381,208
905,000	Dornoch Debt Merger Sub, Inc.	6.63%	(a)	10/15/2029	770,606
4,400,000	DTE Energy Co.	2.95%		03/01/2030	3,879,766
7,778,000	DTE Energy Co.	5.85%		06/01/2034	7,894,832
4,741,000	Duke Energy Corp.	5.45%		06/15/2034	4,688,073
6,595,000	Duke Energy Corp.	3.95%		08/15/2047	4,941,362
1,700,000	Duke Energy Corp.	5.00%		08/15/2052	1,478,318
1,380,000	Dun & Bradstreet Corp.	5.00%	(a)	12/15/2029	1,282,792
3,492,000	Elevance Health, Inc.	2.38%		01/15/2025	3,432,165
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,204,117
596,000	Embarq Corp.	8.00%		06/01/2036	78,246
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%	(a)	12/15/2030	1,321,858
640,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.75%	(a)	07/15/2031	648,400
215,000	Encompass Health Corp.	4.75%		02/01/2030	201,321
1,245,000	Energizer Holdings, Inc.	6.50%	(a)	12/31/2027	1,244,689
5,760,000	Energy Transfer LP	5.00%		05/15/2044	4,973,816
5,095,000	Energy Transfer LP	5.95%		05/15/2054	4,964,534
2,510,000	Entergy Arkansas LLC	5.75%		06/01/2054	2,494,461
2,660,000	Entergy Corp.	2.80%		06/15/2030	2,324,889
4,852,000	Equinix, Inc.	1.80%		07/15/2027	4,385,921
830,000	Everi Holdings, Inc.	5.00%	(a)	07/15/2029	817,045
2,550,000	Eversource Energy	5.50%		01/01/2034	2,503,096
2,494,000	Expedia Group, Inc.	5.00%		02/15/2026	2,476,464
4,708,000	Expedia Group, Inc.	3.80%		02/15/2028	4,482,557
1,409,000	Expedia Group, Inc.	3.25%		02/15/2030	1,270,596
968,000	Expedia Group, Inc.	2.95%		03/15/2031	837,436
5,069,000	Extra Space Storage LP	5.40%		02/01/2034	4,965,041
4,378,000	Exxon Mobil Corp.	4.23%		03/19/2040	3,849,933
4,165,000	F&G Annuities & Life, Inc.	6.50%		06/04/2029	4,153,159
990,000	Ferrellgas LP / Ferrellgas Finance Corp.	5.38%	(a)	04/01/2026	969,216
900,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%	(a)	01/15/2030	791,052
4,662,000	Fiserv, Inc.	5.45%		03/15/2034	4,634,875
6,088,000	Ford Motor Co.	3.25%		02/12/2032	5,034,455
4,786,000	Fortinet, Inc.	1.00%		03/15/2026	4,444,899
1,295,000	Fortrea Holdings, Inc.	7.50%	(a)	07/01/2030	1,288,314
1,555,000	Fortress Transportation and Infrastructure Investors LLC	7.88%	(a)	12/01/2030	1,628,962
2,648,000	Foundry JV Holdco LLC	6.40%	(a)	01/25/2038	2,732,964
390,000	Frontier Communications Holdings LLC	5.88%	(a)	10/15/2027	381,141
800,000	Frontier Communications Holdings LLC	5.00%	(a)	05/01/2028	754,496
1,140,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	994,672

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
690,000	Full House Resorts, Inc.	8.25%	(a)	02/15/2028	663,361
825,000	Gates Corp./DE	6.88%	(a)	07/01/2029	840,419
5,619,000	General Motors Financial Co., Inc.	2.40%		10/15/2028	4,967,817
5,965,000	General Motors Financial Co., Inc.	3.10%		01/12/2032	5,015,917
2,610,000	Genesee & Wyoming, Inc.	6.25%	(a)	04/15/2032	2,603,484
4,468,000	Georgia Power Co.	2.20%		09/15/2024	4,434,271
2,993,000	Gilead Sciences, Inc.	5.55%		10/15/2053	2,990,544
5,013,000	Global Payments, Inc.	4.95%		08/15/2027	4,965,014
11,303,000	Goldman Sachs Group, Inc. (3 mo. Term SOFR + 1.43%)	6.75%		05/15/2026	11,386,244
3,280,000	Goldman Sachs Group, Inc. (SOFR + 0.82%)	6.15%		09/10/2027	3,276,074
2,443,000	Goldman Sachs Group, Inc. (SOFR + 1.27%)	5.73%		04/25/2030	2,486,928
585,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	533,132
470,000	GrafTech Finance, Inc.	4.63%	(a)	12/15/2028	298,504
625,000	Gray Television, Inc.	10.50%	(a)	07/15/2029	628,975
1,105,000	Griffon Corp.	5.75%		03/01/2028	1,067,191
695,000	Group 1 Automotive, Inc.	4.00%	(a)	08/15/2028	642,595
1,534	Gulfport Energy Corp.	8.00%		05/17/2026	1,553
635,971	Gulfport Energy Corp.	8.00%	(a)	05/17/2026	643,708
2,070,000	Halliburton Co.	4.85%		11/15/2035	1,969,732
1,205,000	Harvest Midstream I LP	7.50%	(a)	05/15/2032	1,224,739
6,812,000	HCA, Inc.	5.38%		02/01/2025	6,790,317
11,211,000	HCA, Inc.	5.25%		06/15/2049	10,001,510
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%	(a)	05/01/2028	1,054,945
1,075,000	Hess Midstream Operations LP	5.13%	(a)	06/15/2028	1,041,616
760,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50%	(a)	06/01/2026	57,000
975,000	Hightower Holding LLC	6.75%	(a)	04/15/2029	913,155
1,282,000	Hilcorp Energy I LP / Hilcorp Finance Co.	6.25%	(a)	11/01/2028	1,267,129
315,000	Hilcorp Energy I LP / Hilcorp Finance Co.	5.75%	(a)	02/01/2029	305,050
260,000	Hilcorp Energy I LP / Hilcorp Finance Co.	8.38%	(a)	11/01/2033	277,288
4,129,000	Home Depot, Inc.	4.95%		06/25/2034	4,087,552
5,993,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,014,008
5,035,000	Host Hotels & Resorts LP	5.70%		07/01/2034	4,951,327
1,245,000	HUB International Ltd.	7.25%	(a)	06/15/2030	1,277,191
4,995,000	Hyatt Hotels Corp.	5.25%		06/30/2029	4,955,475
9,976,000	Hyundai Capital America	5.30%	(a)	01/08/2029	9,939,267
1,045,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	981,802
2,440,000	Icon Investments Six DAC	5.85%		05/08/2029	2,479,905
2,434,000	Icon Investments Six DAC	6.00%		05/08/2034	2,487,536
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%	(a)	07/01/2028	1,200,733
1,435,000	Installed Building Products, Inc.	5.75%	(a)	02/01/2028	1,404,952
4,790,000	Intuit, Inc.	5.50%		09/15/2053	4,816,170
3,383,000	IQVIA, Inc.	6.25%		02/01/2029	3,479,605
1,175,000	Iron Mountain, Inc.	7.00%	(a)	02/15/2029	1,196,856
3,430,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,431,165
1,380,000	JELD-WEN, Inc.	4.88%	(a)	12/15/2027	1,304,902
3,355,000	JPMorgan Chase & Co. (SOFR + 0.92%)	2.60%		02/24/2026	3,288,772
1,295,000	JPMorgan Chase & Co. (SOFR + 1.99%)	4.85%		07/25/2028	1,282,045
4,495,000	JPMorgan Chase & Co. (SOFR + 1.02%)	2.07%		06/01/2029	3,999,749
6,940,000	JPMorgan Chase & Co. (SOFR + 2.04%)	2.52%		04/22/2031	6,000,639
5,890,000	JPMorgan Chase & Co. (3 mo. Term SOFR + 1.25%)	2.58%		04/22/2032	4,976,783
5,830,000	JPMorgan Chase & Co. (SOFR + 1.26%)	2.96%		01/25/2033	4,972,782
4,970,000	Keurig Dr Pepper, Inc.	5.20%		03/15/2031	4,961,531
8,220,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	8,922,654

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,285,000	Kodiak Gas Services LLC	7.25%	(a)	02/15/2029	1,318,244
6,647,000	Kyndryl Holdings, Inc.	4.10%		10/15/2041	5,040,930
425,000	LBM Acquisition LLC	6.25%	(a)	01/15/2029	376,077
1,300,000	Leeward Renewable Energy Operations LLC	4.25%	(a)	07/01/2029	1,163,024
1,305,000	Legacy LifePoint Health LLC	4.38%	(a)	02/15/2027	1,247,688
1,015,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc.	5.00%	(a)	02/01/2026	1,006,631
1,125,000	Level 3 Financing, Inc.	10.50%	(a)	04/15/2029	1,127,813
530,000	Level 3 Financing, Inc.	3.75%	(a)	07/15/2029	166,950
420,000	Level 3 Financing, Inc.	4.50%	(a)	04/01/2030	230,382
870,000	LFS Topco LLC	5.88%	(a)	10/15/2026	803,402
1,560,000	LifePoint Health, Inc.	10.00%	(a)	06/01/2032	1,596,914
625,000	Light & Wonder International, Inc.	7.25%	(a)	11/15/2029	638,803
335,000	Lions Gate Capital Holdings LLC	5.50%	(a)	04/15/2029	216,910
620,000	Live Nation Entertainment, Inc.	6.50%	(a)	05/15/2027	624,102
2,922,000	Lowe’s Cos., Inc.	5.63%		04/15/2053	2,831,435
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,192,048
805,000	Macy’s Retail Holdings LLC	5.88%	(a)	04/01/2029	781,958
1,030,000	Madison IAQ LLC	4.13%	(a)	06/30/2028	961,487
1,435,000	Madison IAQ LLC	5.88%	(a)	06/30/2029	1,336,486
3,972,000	Marathon Petroleum Corp.	5.13%		12/15/2026	3,958,213
1,870,000	Markel Group, Inc.	6.00%		05/16/2054	1,852,099
5,413,000	Marriott International, Inc./MD	2.75%		10/15/2033	4,372,526
5,053,000	Marriott International, Inc./MD	5.30%		05/15/2034	4,963,102
11,612,000	Marvell Technology, Inc.	2.95%		04/15/2031	10,020,618
5,577,000	Massachusetts Mutual Life Insurance Co.	3.20%	(a)	12/01/2061	3,430,051
1,670,000	MasTec, Inc.	5.90%		06/15/2029	1,678,368
1,040,000	Matador Resources Co.	6.50%	(a)	04/15/2032	1,040,852
1,330,000	Match Group Holdings II LLC	5.00%	(a)	12/15/2027	1,276,297
1,315,000	Mativ Holdings, Inc.	6.88%	(a)	10/01/2026	1,308,014
1,130,000	Mavis Tire Express Services Topco Corp.	6.50%	(a)	05/15/2029	1,054,417
425,000	McAfee Corp.	7.38%	(a)	02/15/2030	392,929
5,804,000	McDonald’s Corp.	4.45%		03/01/2047	4,873,060
685,000	McGraw-Hill Education, Inc.	5.75%	(a)	08/01/2028	661,184
2,650,000	Medline Borrower LP	5.25%	(a)	10/01/2029	2,531,020
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%	(a)	04/01/2029	774,615
3,042,000	Merck & Co., Inc.	4.50%		05/17/2033	2,938,610
5,710,000	Meta Platforms, Inc.	4.45%		08/15/2052	4,926,086
830,000	Michaels Cos., Inc.	5.25%	(a)	05/01/2028	664,944
855,000	Michaels Cos., Inc.	7.88%	(a)	05/01/2029	549,658
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%	(a)	05/01/2029	1,154,184
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%	(a)	04/01/2032	1,310,058
860,000	ModivCare Escrow Issuer, Inc.	5.00%	(a)	10/01/2029	606,904
3,431,000	Morgan Stanley (SOFR + 1.67%)	4.68%		07/17/2026	3,398,111
4,078,000	Morgan Stanley (SOFR + 1.61%)	4.21%		04/20/2028	3,963,670
1,678,000	Morgan Stanley (SOFR + 1.29%)	2.94%		01/21/2033	1,426,783
4,948,000	Mosaic Co.	5.38%		11/15/2028	4,970,125
5,006,000	Motorola Solutions, Inc.	5.40%		04/15/2034	4,964,768
4,982,000	MPLX LP	5.50%		06/01/2034	4,908,538
395,000	Nabors Industries Ltd.	7.25%	(a)	01/15/2026	401,035
835,000	Nabors Industries, Inc.	9.13%	(a)	01/31/2030	865,715
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75%	(a)	11/15/2031	1,373,533
955,000	Navient Corp.	5.00%		03/15/2027	912,627
1,185,000	NCL Corp. Ltd.	5.88%	(a)	03/15/2026	1,172,360
830,000	NCL Corp. Ltd.	8.38%	(a)	02/01/2028	867,973
4,584,000	NetApp, Inc.	1.88%		06/22/2025	4,417,271
1,958,000	Netflix, Inc.	4.88%		04/15/2028	1,948,533
505,000	News Corp.	5.13%	(a)	02/15/2032	479,362
3,102,000	NextEra Energy Capital Holdings, Inc.	5.55%		03/15/2054	2,970,758

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,098,000	NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%)	6.75%		06/15/2054	1,107,041
1,030,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%	(a)	02/15/2029	1,050,266
2,256,000	NGPL PipeCo LLC	3.25%	(a)	07/15/2031	1,929,159
5,089,000	NiSource, Inc.	5.35%		04/01/2034	4,993,426
5,275,000	Northrop Grumman Corp.	5.20%		06/01/2054	4,943,273
1,000,000	Novelis Corp.	4.75%	(a)	01/30/2030	928,675
3,136,000	NRG Energy, Inc.	2.00%	(a)	12/02/2025	2,968,923
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,648,515
731,000	Oglethorpe Power Corp.	5.80%	(a)	06/01/2054	715,950
550,000	Olympus Water US Holding Corp.	6.25%	(a)	10/01/2029	502,673
280,000	OneMain Finance Corp.	7.13%		03/15/2026	284,744
1,525,000	OneMain Finance Corp.	7.50%		05/15/2031	1,544,429
2,651,000	ONEOK, Inc.	3.40%		09/01/2029	2,433,515
2,218,000	ONEOK, Inc.	6.63%		09/01/2053	2,368,758
2,824,000	Oracle Corp.	6.25%		11/09/2032	2,990,389
1,814,000	Oracle Corp.	3.80%		11/15/2037	1,495,511
2,445,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	2,468,387
730,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.13%	(a)	04/30/2031	656,374
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%	(a)	02/15/2031	1,271,159
1,320,000	Owens & Minor, Inc.	6.63%	(a)	04/01/2030	1,201,376
2,335,000	Owens Corning	5.70%		06/15/2034	2,357,588
4,520,000	Pacific Gas and Electric Co.	6.95%		03/15/2034	4,870,873
11,746,000	Pacific Gas and Electric Co.	6.75%		01/15/2053	12,202,727
4,577,000	Packaging Corp. of America	3.40%		12/15/2027	4,328,472
1,015,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%	(a)	10/15/2028	948,659
1,035,000	Panther Escrow Issuer LLC	7.13%	(a)	06/01/2031	1,047,631
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%	(a)	02/01/2030	1,777,385
525,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	512,337
190,000	PECF USS Intermediate Holding III Corp.	8.00%	(a)	11/15/2029	81,021
470,000	Penn Entertainment, Inc.	4.13%	(a)	07/01/2029	403,455
690,000	PennyMac Financial Services, Inc.	4.25%	(a)	02/15/2029	628,114
775,000	PennyMac Financial Services, Inc.	7.88%	(a)	12/15/2029	799,764
2,945,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.75%	(a)	05/24/2026	2,953,617
4,636,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.20%	(a)	04/01/2027	4,505,356
1,220,000	Permian Resources Operating LLC	7.00%	(a)	01/15/2032	1,254,112
1,345,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%	(a)	02/15/2029	1,311,137
3,528,000	Pfizer Investment Enterprises Pte Ltd.	4.75%		05/19/2033	3,439,045
4,402,000	Philip Morris International, Inc.	5.25%		02/13/2034	4,320,268
3,795,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%		07/15/2034	3,750,084
1,200,000	Pike Corp.	5.50%	(a)	09/01/2028	1,153,073
655,000	Pike Corp.	8.63%	(a)	01/31/2031	694,673
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%	(a)	09/01/2029	269,977
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%	(a)	01/15/2028	537,598
2,909,000	Qorvo, Inc.	3.38%	(a)	04/01/2031	2,496,408
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%	(a)	09/15/2026	160,260
308,129	Radiology Partners, Inc. 3.50% PIK	7.78%	(a)	01/31/2029	289,256
215,587	Radiology Partners, Inc. 9.78% PIK	9.78%	(a)	02/15/2030	172,739
725,000	Realogy Group LLC / Realogy Co.-Issuer Corp.	5.25%	(a)	04/15/2030	433,488
1,934,000	Regal Rexnord Corp.	6.05%		02/15/2026	1,939,726
985,000	Roller Bearing Co. of America, Inc.	4.38%	(a)	10/15/2029	907,665
1,475,000	Royal Caribbean Cruises Ltd.	5.50%	(a)	08/31/2026	1,459,563
4,166,000	Royal Caribbean Cruises Ltd.	5.38%	(a)	07/15/2027	4,104,851
205,000	Royal Caribbean Cruises Ltd.	7.25%	(a)	01/15/2030	212,390
775,000	Royal Caribbean Cruises Ltd.	6.25%	(a)	03/15/2032	781,995
6,254,000	Royalty Pharma PLC	2.15%		09/02/2031	5,015,690
3,988,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	3,955,620
2,426,000	Sabra Health Care LP	3.20%		12/01/2031	2,017,753

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,423,000	San Diego Gas & Electric Co.	5.35%		04/01/2053	1,346,147
4,022,000	Schlumberger Holdings Corp.	5.00%	(a)	11/15/2029	3,993,137
790,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%	(a)	03/01/2030	770,634
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25%	(a)	02/15/2031	1,309,174
1,075,000	Select Medical Corp.	6.25%	(a)	08/15/2026	1,081,177
260,000	Service Properties Trust	5.50%		12/15/2027	241,765
270,000	Service Properties Trust	8.88%		06/15/2032	252,054
1,100,000	Sirius XM Radio, Inc.	5.50%	(a)	07/01/2029	1,034,130
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%	(a)	11/01/2028	626,024
1,550,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63%	(a)	05/01/2032	1,576,143
1,455,000	Sonic Automotive, Inc.	4.63%	(a)	11/15/2029	1,314,852
2,490,000	Sotera Health Holdings LLC	7.38%	(a)	06/01/2031	2,496,810
4,885,000	Southern California Edison Co.	5.45%		06/01/2031	4,921,848
5,349,000	Southern Co. (5 yr. CMT Rate + 2.92%)	3.75%		09/15/2051	5,034,003
3,724,000	Southwestern Electric Power Co.	3.25%		11/01/2051	2,353,458
720,000	Southwestern Energy Co.	4.75%		02/01/2032	662,796
465,000	Spirit AeroSystems, Inc.	9.75%	(a)	11/15/2030	513,530
1,480,000	Standard Industries, Inc./NJ	4.38%	(a)	07/15/2030	1,338,441
270,000	Staples, Inc.	10.75%	(a)	09/01/2029	256,926
850,000	Starwood Property Trust, Inc.	7.25%	(a)	04/01/2029	860,176
1,945,000	Station Casinos LLC	6.63%	(a)	03/15/2032	1,936,856
1,135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%	(a)	06/01/2031	1,023,088
6,035,000	Sun Communities Operating LP	2.70%		07/15/2031	4,986,633
1,130,000	SunCoke Energy, Inc.	4.88%	(a)	06/30/2029	1,024,987
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	634,570
210,000	SWF Escrow Issuer Corp.	6.50%	(a)	10/01/2029	113,257
9,301,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	9,217,294
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%	(a)	02/15/2029	1,211,799
2,427,000	Tapestry, Inc.	7.05%		11/27/2025	2,468,358
950,000	Tenet Healthcare Corp.	6.25%		02/01/2027	950,194
835,000	Tenet Healthcare Corp.	6.13%		10/01/2028	831,455
1,320,000	Tenet Healthcare Corp.	6.13%		06/15/2030	1,312,737
4,429,000	T-Mobile USA, Inc.	5.15%		04/15/2034	4,354,756
5,722,000	T-Mobile USA, Inc.	3.40%		10/15/2052	3,909,563
945,000	Townsquare Media, Inc.	6.88%	(a)	02/01/2026	931,358
1,290,000	TransDigm, Inc.	5.50%		11/15/2027	1,267,836
1,245,000	TransDigm, Inc.	6.88%	(a)	12/15/2030	1,272,010
668,250	Transocean Poseidon Ltd.	6.88%	(a)	02/01/2027	667,931
441,000	Transocean, Inc.	8.00%	(a)	02/01/2027	439,822
1,195,000	Trident TPI Holdings, Inc.	12.75%	(a)	12/31/2028	1,306,679
735,000	Triton Water Holdings, Inc.	6.25%	(a)	04/01/2029	709,533
655,000	UKG, Inc.	6.88%	(a)	02/01/2031	663,672
1,255,000	United Airlines, Inc.	4.63%	(a)	04/15/2029	1,169,817
1,135,000	United Natural Foods, Inc.	6.75%	(a)	10/15/2028	1,025,752
5,779,000	UnitedHealth Group, Inc.	5.05%		04/15/2053	5,356,643
2,056,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	1,831,066
625,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50%	(a)	02/15/2028	612,720
1,000,000	Univision Communications, Inc.	4.50%	(a)	05/01/2029	841,485
445,000	Upbound Group, Inc.	6.38%	(a)	02/15/2029	427,272
1,260,000	US Foods, Inc.	7.25%	(a)	01/15/2032	1,309,193
500,000	Vail Resorts, Inc.	6.50%	(a)	05/15/2032	506,292
940,000	Venture Global LNG, Inc.	8.13%	(a)	06/01/2028	969,147
600,000	Venture Global LNG, Inc.	8.38%	(a)	06/01/2031	622,786
615,000	Venture Global LNG, Inc.	9.88%	(a)	02/01/2032	669,766
3,456,000	Veralto Corp.	5.35%	(a)	09/18/2028	3,471,672
4,988,000	Verisk Analytics, Inc.	5.25%		06/05/2034	4,913,543
1,836,000	Verizon Communications, Inc.	3.88%		03/01/2052	1,393,901
8,662,000	Verizon Communications, Inc.	5.50%		02/23/2054	8,485,520
3,107,000	Viatris, Inc.	1.65%		06/22/2025	2,986,843
5,267,000	VICI Properties LP / VICI Note Co., Inc.	4.63%	(a)	12/01/2029	4,988,635
1,905,000	Victra Holdings LLC / Victra Finance Corp.	7.75%	(a)	02/15/2026	1,896,314

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,415,000	Viking Cruises Ltd.	5.88%	(a)	09/15/2027	1,401,245
1,210,000	Viking Cruises Ltd.	9.13%	(a)	07/15/2031	1,311,488
760,000	Vistra Operations Co. LLC	7.75%	(a)	10/15/2031	792,054
775,000	Vistra Operations Co. LLC	6.88%	(a)	04/15/2032	787,351
550,000	Vital Energy, Inc.	7.88%	(a)	04/15/2032	559,526
635,000	VT Topco, Inc.	8.50%	(a)	08/15/2030	667,522
790,000	Wand NewCo 3, Inc.	7.63%	(a)	01/30/2032	816,573
1,065,000	WASH Multifamily Acquisition, Inc.	5.75%	(a)	04/15/2026	1,042,110
1,090,000	Weatherford International Ltd.	8.63%	(a)	04/30/2030	1,130,414
4,870,000	Wells Fargo & Co. (SOFR + 1.98%)	4.81%		07/25/2028	4,803,895
4,980,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.43%)	2.88%		10/30/2030	4,418,902
7,465,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%		10/23/2034	7,961,155
179,000	Wheel Pros, Inc.	6.50%	(a)	05/15/2029	35,800
6,659,000	Williams Cos., Inc.	5.15%		03/15/2034	6,499,415
9,231,000	Willis North America, Inc.	4.50%		09/15/2028	8,973,496
4,663,000	Workday, Inc.	3.70%		04/01/2029	4,375,967
1,020,000	WR Grace Holdings LLC	5.63%	(a)	08/15/2029	941,205
8,454,000	WRKCo, Inc.	3.75%		03/15/2025	8,337,427
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38%	(a)	08/15/2028	1,133,521
1,270,000	XHR LP	4.88%	(a)	06/01/2029	1,191,341
1,510,000	XPO, Inc.	7.13%	(a)	06/01/2031	1,544,152
2,935,000	Zimmer Biomet Holdings, Inc.	5.35%		12/01/2028	2,953,620
	Total US Corporate Bonds (Cost $1,069,188,896)				1,013,404,583
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 20.9%
	Fannie Mae Whole Loan
118,205	Series 2003-W17-1A7	5.75%		08/25/2033	117,130
	Federal Home Loan Mortgage Corp.
218,116	Pool G01840	5.00%		07/01/2035	215,517
121,716	Pool G04817	5.00%		09/01/2038	120,576
4,951,864	Pool G08537	3.00%		07/01/2043	4,375,114
2,695,946	Pool G08622	3.00%		01/01/2045	2,365,117
2,604,791	Pool G08686	3.00%		01/01/2046	2,284,201
9,692,348	Pool G08701	3.00%		04/01/2046	8,488,027
638,441	Pool G08737	3.00%		12/01/2046	558,140
5,870,864	Pool G61645	4.00%		10/01/2048	5,458,007
848,081	Pool N70081	5.50%		07/01/2038	829,006
4,890,382	Pool Q33789	3.50%		06/01/2045	4,441,514
8,010,398	Pool RA3722	2.50%		10/01/2050	6,673,970
38,573,319	Pool RA9843	5.50%		09/01/2053	38,239,962
7,527,394	Pool SD0699	2.00%		11/01/2050	6,031,351
12,702,868	Pool SD2759	5.50%		05/01/2053	12,613,324
24,926,484	Pool SD2912	5.00%		05/01/2053	24,265,742
41,292,601	Pool SD2969	2.50%		05/01/2052	34,367,653
28,501,993	Pool SD3721	5.00%		07/01/2053	27,795,149
19,551,268	Pool SD3892	5.50%		09/01/2053	19,380,369
24,343,151	Pool SD4301	6.00%		11/01/2053	24,752,318
10,518,190	Pool SD4400	2.00%		02/01/2051	8,378,030
5,711,744	Pool SD4658	5.00%		06/01/2053	5,592,222
20,807,170	Pool SD4888	6.00%		02/01/2054	21,057,524
57,203,541	Pool SD7538	2.00%		04/01/2051	46,092,846
19,074,514	Pool SD7562	5.50%		04/01/2053	19,105,812
24,926,611	Pool SD7564	5.00%		06/01/2053	24,404,305
13,760,522	Pool SD7565	5.50%		09/01/2053	13,728,821
9,433,141	Pool SD7567	5.50%		02/01/2054	9,443,089
14,597,454	Pool SD7568	5.50%		02/01/2054	14,583,893
762,749	Pool T60854	3.50%		09/01/2042	684,641
135,322	Pool U60299	4.00%		11/01/2040	127,949

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,375,172	Pool V83144	4.00%		04/01/2047	3,159,874
10,395,127	Pool ZT1827	3.00%		07/01/2047	9,076,864
27,731	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	2.39%	(k)	07/15/2033	27,192
719,706	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	3.84%	(k)	12/15/2033	714,746
26,719	Series 2750-ZT	5.00%		02/15/2034	26,700
66,487	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.05%	(i)(k)	07/15/2035	4,249
31,715	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	1.28%	(i)(k)	10/15/2035	2,451
109,637	Series 3116-Z	5.50%		02/15/2036	111,593
8,067	Series 3117-ZN	4.50%		02/15/2036	7,673
28,716	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	0.63%	(i)(k)	02/15/2037	2,035
82,829	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(k)	11/15/2037	4,527
102,827	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	0.94%	(i)(k)	11/15/2037	5,294
40,068	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	0.73%	(i)(k)	02/15/2038	2,514
12,146	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.20%	(i)(k)	03/15/2038	609
12,146	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.20%	(i)(k)	03/15/2038	592
51,698	Series 3524-LB	3.15%	(c)	06/15/2038	47,656
31,444	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%	(i)(k)	08/15/2039	1,128
102,524	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(k)	10/15/2049	7,426
69,023	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.90%	(i)(k)	03/15/2032	2,832
371,594	Series 3626-AZ	5.50%		08/15/2036	379,860
150,537	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	0.32%	(i)(k)	05/15/2040	9,202
96,304	Series 3666-VZ	5.50%		08/15/2036	98,366
420,968	Series 3779-YA	3.50%		12/15/2030	406,362
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.00%	(k)	01/15/2041	113,831
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	0.00%	(k)	01/15/2041	60,368
352,770	Series 3806-CZ	5.50%		07/15/2034	358,805
278,773	Series 3808-DB	3.50%		02/15/2031	268,913
500,738	Series 3818-CZ	4.50%		03/15/2041	483,466
372,687	Series 3819-ZU	5.50%		07/15/2034	379,087
948,401	Series 3824-EY	3.50%		03/15/2031	914,846
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%	(k)	02/15/2041	180,702
622,212	Series 3863-ZA	5.50%		08/15/2034	632,934
1,853,258	Series 3889-VZ	4.00%		07/15/2041	1,743,383
712,272	Series 3972-AZ	3.50%		12/15/2041	651,800
8,308,769	Series 4165-ZT	3.00%	(l)	02/15/2043	6,657,927
2,039,568	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	0.45%	(i)(k)	01/15/2054	152,285
1,484,659	Series 4471-BA	3.00%		12/15/2041	1,440,513
9,808,658	Series 5148-BZ	2.50%	(l)	10/25/2051	5,460,640
14,377,966	Series 5195-ZN	2.50%	(l)	02/25/2052	8,323,676
	Federal National Mortgage Association
40,578	Pool 555743	5.00%		09/01/2033	40,043
34,501	Pool 735382	5.00%		04/01/2035	34,046
291,579	Pool 735383	5.00%		04/01/2035	287,731
146,969	Pool 735402	5.00%		04/01/2035	145,029
198,515	Pool 735484	5.00%		05/01/2035	195,895
45,304	Pool 931104	5.00%		05/01/2039	44,943

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
244,015	Pool 995203	5.00%		07/01/2035	240,794
202,447	Pool AB2123	4.00%		01/01/2031	197,052
20,169	Pool AB2370	4.50%		09/01/2035	19,742
3,203	Pool AD2177	4.50%		06/01/2030	3,138
323,146	Pool AH7309	4.00%		02/01/2031	313,989
3,938,082	Pool AL9238	3.00%		10/01/2041	3,490,287
827,759	Pool AL9445	3.00%		07/01/2031	788,346
7,140,747	Pool AS7661	3.00%		08/01/2046	6,108,252
3,385,058	Pool AS7724	2.50%		08/01/2046	2,856,638
10,737,226	Pool BC9081	3.00%		12/01/2046	9,383,142
7,575,294	Pool BD8013	2.50%		09/01/2046	6,399,037
17,450,500	Pool BL2643	3.39%		07/01/2034	15,504,595
28,707,000	Pool BL4425	2.14%		10/01/2029	25,406,188
32,930,000	Pool BL4592	2.28%		11/01/2029	29,116,572
18,090,000	Pool BL5484	2.26%		01/01/2030	15,921,665
4,772,134	Pool BL9284	2.23%		12/01/2050	3,357,574
1,808,835	Pool BM4094	3.00%		03/01/2043	1,601,453
10,519,216	Pool BM6089	3.50%		12/01/2044	9,638,745
44,780,208	Pool BR2217	2.50%		08/01/2051	37,261,565
36,599,790	Pool BS4941	2.46%		04/01/2032	31,072,877
23,869,677	Pool CB6266	6.00%		05/01/2053	24,083,288
32,370,727	Pool CB7270	6.00%		10/01/2053	32,731,873
37,044,573	Pool CB7272	6.00%		10/01/2053	37,397,880
5,937,009	Pool CB7435	5.50%		11/01/2053	5,969,780
9,574,907	Pool CB8122	5.00%		03/01/2054	9,360,241
9,965,781	Pool FM1000	3.00%		04/01/2047	8,703,846
15,807,307	Pool FM4575	2.50%		10/01/2050	13,199,552
10,032,381	Pool FM6061	2.00%		02/01/2051	7,994,741
6,592,464	Pool FM8664	3.00%		10/01/2046	5,765,520
37,493,856	Pool FS1472	3.50%		11/01/2050	33,624,936
10,053,061	Pool FS3708	5.00%		01/01/2053	9,738,052
29,785,132	Pool FS5417	2.50%		04/01/2052	24,658,694
31,024,115	Pool FS5875	2.50%		04/01/2052	25,676,007
9,312,477	Pool FS6084	6.00%		10/01/2053	9,387,962
2,299,563	Pool FS6309	6.00%		12/01/2053	2,330,507
6,556,693	Pool FS6476	2.50%		11/01/2051	5,453,753
4,159,575	Pool FS7708	3.50%		04/01/2052	3,720,093
134,416	Pool MA0264	4.50%		12/01/2029	132,351
90,531	Pool MA0353	4.50%		03/01/2030	89,116
4,343	Pool MA0468	5.00%		07/01/2040	4,172
1,946,193	Pool MA2151	3.50%		01/01/2045	1,736,143
1,002,693	Pool MA2248	3.00%		04/01/2045	871,996
1,587,693	Pool MA2621	3.50%		05/01/2046	1,399,791
3,746,396	Pool MA2649	3.00%		06/01/2046	3,204,690
1,477,830	Pool MA2711	3.00%		08/01/2046	1,264,145
9,531,973	Pool MA2806	3.00%		11/01/2046	8,305,367
12,951,848	Pool MA4709	5.00%		07/01/2052	12,553,542
16,444,246	Pool MA5086	5.00%		07/01/2043	16,165,436
736,262	Series 2005-20-QH	5.00%		03/25/2035	735,716
134,580	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	1.13%	(i)(k)	10/25/2036	12,248
52,475	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.30%	(i)(k)	07/25/2036	3,876
42,623	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.80%	(i)(k)	05/25/2037	2,512
554,489	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	4.59%	(k)	04/25/2037	567,740
215,604	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	0.99%	(i)(k)	04/25/2037	19,250
32,674	Series 2008-29-ZA	4.50%		04/25/2038	31,980
12,556	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(k)	07/25/2038	646
140,664	Series 2009-111-EZ	5.00%		01/25/2040	138,506

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,169	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.80%	(i)(k)	01/25/2040	379
17,308	Series 2009-16-MZ	5.00%		03/25/2029	16,992
20,377	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.50%	(i)(k)	07/25/2039	1,395
42,029	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(k)	08/25/2039	1,006
380,371	Series 2009-77-ZA	4.50%		10/25/2039	372,600
95,671	Series 2009-83-Z	4.50%		10/25/2039	92,377
29,673	Series 2010-101-ZH	4.50%		07/25/2040	28,654
59,505	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00%	(i)(k)	10/25/2040	2,161
27,425	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.00%	(k)	12/25/2040	24,758
17,501	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%	(i)(k)	04/25/2040	590
12,327	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.00%	(i)(k)	04/25/2040	324
61,931	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.90%	(i)(k)	04/25/2050	7,043
3,452	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.00%	(i)(k)	04/25/2040	57
488,845	Series 2010-37-MY	4.50%		04/25/2040	477,973
89,110	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%	(i)(k)	01/25/2040	2,123
152,947	Series 2010-60-VZ	5.00%		10/25/2039	150,312
69,939	Series 2010-64-EZ	5.00%		06/25/2040	69,981
116,920	Series 2010-7-PE	5.00%		02/25/2040	116,631
33,611	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(k)	08/25/2040	2,280
21,821	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	0.00%	(k)	09/25/2040	21,310
1,011,226	Series 2011-141-PZ	4.00%		01/25/2042	947,598
102,270	Series 2011-25-KY	3.00%		04/25/2026	100,215
268,783	Series 2011-29-AL	3.50%		04/25/2031	258,961
429,995	Series 2011-59-MA	4.50%		07/25/2041	419,821
5,680,596	Series 2012-56-FK (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		06/25/2042	5,582,687
2,575,137	Series 2016-3-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.00% Cap)	5.80%		02/25/2046	2,555,364
6,009,940	Series 2017-46-ZL	3.50%	(l)	06/25/2057	4,810,229
668,840	Series 2017-86-MA	3.00%		04/25/2046	633,612
9,508,817	Series 2018-21-IO	3.00%	(i)	04/25/2048	1,425,445
14,960,531	Series 2018-21-PO	0.00%	(m)	04/25/2048	11,262,771
7,461,887	Series 2018-35-IO	3.00%	(i)	05/25/2048	1,296,876
28,625,705	Series 2018-35-PO	0.00%	(m)	05/25/2048	20,280,800
33,579,663	Series 2020-49-ZD	2.00%	(l)	07/25/2050	20,964,519
17,392,033	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%	(i)(k)	08/25/2051	394,971
9,835,525	Series 2022-12-MZ	3.00%	(l)	03/25/2052	6,494,192
26,541,098	Series 2022-28-Z	2.50%	(l)	02/25/2052	18,339,033
68,593,520	Series 2022-3-ZW	2.00%	(l)	02/25/2052	38,761,045
15,508,714	Series 2022-31-GZ	2.00%	(l)	03/25/2052	10,667,982
23,634,463	Series 2022-40-AZ	2.00%	(l)	08/25/2050	15,194,119
88,883	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.00%	(i)(k)	11/25/2039	6,052
	Ginnie Mae I Pool
27,053,107	Pool 779384	3.50%		06/15/2042	24,904,112
	Ginnie Mae II Pool
10,592,899	Pool 784415	3.50%		04/20/2047	9,668,332
25,404,194	Pool 785713	2.50%		10/20/2051	21,278,985
12,033,986	Pool 785764	2.50%		11/20/2051	10,046,547
31,258,869	Pool 786009	3.00%		02/20/2052	27,103,749
9,754,729	Pool 786227	3.00%		04/20/2052	8,454,751

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,193,121	Pool 786540	3.50%		02/20/2050	3,789,965
10,909,087	Pool 786718	3.50%		07/20/2051	9,905,755
26,681,919	Pool MA5076	3.00%		03/20/2048	23,543,692
29,169,125	Pool MA5191	3.50%		05/20/2048	26,511,922
	Government National Mortgage Association
72,190	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	1.67%	(i)(k)	08/20/2033	284
40,761	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(k)	09/20/2038	820
536,351	Series 2009-32-ZE	4.50%		05/16/2039	520,286
598,805	Series 2009-35-DZ	4.50%		05/20/2039	577,919
581,306	Series 2009-75-GZ	4.50%		09/20/2039	567,783
762,878	Series 2009-75-HZ	5.00%		09/20/2039	748,309
1,965,612	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(k)	09/20/2040	203,054
4,441,375	Series 2010-115-AF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		09/20/2040	4,388,489
86,472	Series 2010-25-ZB	4.50%		02/16/2040	84,054
1,095,690	Series 2011-45-GZ	4.50%		03/20/2041	1,069,219
7,220,460	Series 2011-70-QF (1 mo. Term SOFR + 0.72%, 0.61% Floor, 6.50% Cap)	6.05%		05/16/2041	7,182,795
1,925,813	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(i)(k)	02/20/2043	87,082
1,802,726	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	0.66%	(i)(k)	08/16/2043	177,543
6,750,055	Series 2013-150-FT (1 mo. Term SOFR + 0.55%, 0.44% Floor, 6.50% Cap)	5.89%		02/20/2040	6,576,703
2,646,085	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.15%	(i)(k)	07/20/2044	176,270
2,261,868	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.75%	(i)(k)	08/20/2044	246,785
1,979,134	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.75%	(i)(k)	08/20/2044	215,936
3,615,847	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.75%		11/20/2045	3,533,451
5,622,270	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		04/20/2047	5,489,156
12,098,571	Series 2019-86-FE (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		07/20/2049	11,907,541
14,696,468	Series 2020-61-IA	3.00%	(i)	05/20/2050	2,257,666
19,607,761	Series 2020-62-KF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		05/20/2050	19,023,283
10,847,504	Series 2021-117-ID	3.50%	(i)	06/20/2051	1,933,463
22,756,172	Series 2021-155-UI	4.50%	(i)	09/20/2051	3,109,224
18,479,616	Series 2021-214-IG	2.50%	(i)	12/20/2051	2,474,798
17,960,073	Series 2022-83-GZ	3.00%	(l)	05/20/2052	13,613,904
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,483,848,412)				1,348,118,391
US GOVERNMENT AND AGENCY OBLIGATIONS - 17.6%
190,000,000	United States Treasury Note/Bond	0.75%		03/31/2026	177,215,820
101,700,000	United States Treasury Note/Bond	0.75%		01/31/2028	89,309,285
131,750,000	United States Treasury Note/Bond	0.63%		05/15/2030	106,527,080
77,850,000	United States Treasury Note/Bond	0.63%		08/15/2030	62,407,722
259,650,000	United States Treasury Note/Bond	0.88%		11/15/2030	210,078,149
27,250,000	United States Treasury Note/Bond	1.13%		05/15/2040	16,778,975
400,220,000	United States Treasury Note/Bond	1.13%		08/15/2040	243,837,160
215,150,000	United States Treasury Note/Bond	1.88%		02/15/2041	147,297,910
122,900,000	United States Treasury Note/Bond	1.75%		08/15/2041	81,246,022
	Total US Government and Agency Obligations (Cost $1,130,985,002)				1,134,698,123

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

COMMON STOCKS - 0.0%(n)
37,440	Flame Aggregator - Series R(b)(o)				225,389
3,720	Flame Aggregator - Series U(b)(o)				22,394
	Total Common Stocks (Cost $84,406)				247,783
WARRANTS - 0.0%(n)
31,063	Avation PLC, Expires 10/31/2026 at GBP 1.15(o)				10,798
	Total Warrants (Cost $–)				10,798
AFFILIATED MUTUAL FUNDS - 6.8%
12,929,742	DoubleLine Global Bond Fund - Class I				106,670,374
32,972,257	DoubleLine Infrastructure Income Fund - Class I				303,344,768
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I				32,150,000
	Total Affiliated Mutual Funds (Cost $504,557,903)				442,165,142
SHORT TERM INVESTMENTS - 4.5%
80,736,666	First American Government Obligations Fund - U	5.26%	(p)		80,736,666
80,736,666	JPMorgan US Government Money Market Fund - IM	5.26%	(p)		80,736,666
80,736,666	MSILF Government Portfolio - Institutional	5.23%	(p)		80,736,666
50,000,000	United States Treasury Bill	0.00%		10/01/2024	49,334,917
	Total Short Term Investments (Cost $291,541,529)				291,544,915
	Total Investments - 99.6% (Cost $7,072,284,826)				6,456,103,367
	Other Assets in Excess of Liabilities - 0.4%				27,825,093
	NET ASSETS - 100.0%				$6,483,928,460

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.9%
US Government and Agency Obligations	17.6%
US Corporate Bonds	15.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Affiliated Mutual Funds	6.8%
Foreign Corporate Bonds	6.2%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Short Term Investments	4.5%
Asset Backed Obligations	3.7%
Collateralized Loan Obligations	3.4%
Bank Loans	3.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Common Stocks	0.0%	(n)
Warrants	0.0%	(n)
Other Assets and Liabilities	0.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.9%
US Government and Agency Obligations	17.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Affiliated Mutual Funds	6.8%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Short Term Investments	4.5%
Asset Backed Obligations	3.7%
Banking	3.7%
Collateralized Loan Obligations	3.4%
Utilities	2.2%
Energy	2.2%
Technology	1.8%
Healthcare	1.6%
Transportation	1.2%
Finance	1.1%
Telecommunications	0.9%
Insurance	0.9%
Real Estate	0.8%
Retailers (other than Food/Drug)	0.8%
Hotels/Motels/Inns and Casinos	0.8%
Mining	0.7%
Pharmaceuticals	0.7%
Automotive	0.6%
Media	0.5%
Electronics/Electric	0.5%
Chemicals/Plastics	0.5%
Commercial Services	0.5%
Construction	0.4%
Diversified Manufacturing	0.4%
Consumer Products	0.4%
Industrial Equipment	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Aerospace & Defense	0.3%
Containers and Glass Products	0.3%
Pulp & Paper	0.3%
Leisure	0.3%
Food Products	0.2%
Business Equipment and Services	0.2%
Building and Development (including Steel/Metals)	0.1%
Beverage and Tobacco	0.1%
Food Service	0.1%
Chemical Products	0.1%
Conglomerates	0.0%	(n)
Financial Intermediaries	0.0%	(n)
Financials	0.0%	(n)
Consumer Staples	0.0%	(n)
Other Assets and Liabilities	0.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)	Interest only security
(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(k)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(m)	Principal only security
(n)	Represents less than 0.05% of net assets.
(o)	Non-income producing security.
(p)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate
GBP	British Pound
USD	United States Dollar

Futures Contracts
Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	17,000	9/30/2024	$3,471,718,750	$12,131,828
U.S. Treasury 5 Year Notes	Long	800	9/30/2024	85,262,500	773,304
U.S. Treasury Ultra Bonds	Short	(708)	9/19/2024	(88,743,375)	(2,153,228)
					$10,751,904

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2024	Change in Unrealized for the Period Ended June 30, 2024	Value at June 30, 2024	Shares Held at June 30, 2024	Dividend Income Earned for the Period Ended June 30, 2024
DoubleLine Infrastructure Income Fund (Class I)	$304,004,213	$—	$—	$—	$(659,445)	$303,344,768	32,972,257	$3,164,907
DoubleLine Global Bond Fund (Class I)	108,480,538	—	—	—	(1,810,164)	106,670,374	12,929,742	396,984
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,900,000	—	—	—	(750,000)	32,150,000	5,000,000	375,815
	$445,384,751	$—	$—	$—	$(3,219,609)	$442,165,142	50,901,999	$3,937,706

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•   Level 1—Unadjusted quoted market prices in active markets for identical securities

•   Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•   Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Core Fixed Income Fund
Investments in Securities
Level 1
Affiliated Mutual Funds	$442,165,142
Short Term Investments	242,209,998
Warrants	10,798
Total Level 1	684,385,938
Level 2
US Government and Agency Mortgage Backed Obligations	1,348,118,391
US Government and Agency Obligations	1,134,698,123
US Corporate Bonds	1,013,404,583
Non-Agency Residential Collateralized Mortgage Obligations	735,736,326
Foreign Corporate Bonds	403,943,639
Non-Agency Commercial Mortgage Backed Obligations	356,690,021
Asset Backed Obligations	234,589,556
Collateralized Loan Obligations	219,765,711
Bank Loans	218,103,733
Short Term Investments	49,334,917
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	47,237,756
Total Level 2	5,761,622,756
Level 3
Asset Backed Obligations	6,521,426
Collateralized Loan Obligations	2,503,047
Bank Loans	482,011
Foreign Corporate Bonds	251,560
Common Stocks	247,783
Non-Agency Residential Collateralized Mortgage Obligations	88,846
Total Level 3	10,094,673
Total	$6,456,103,367
Other Financial Instruments
Level 1
Futures	$10,751,904
Total Level 1	10,751,904
Total	$10,751,904

See the Schedule of Investments for further disaggregation of investment categories.